UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2018

Date of reporting period: December 31, 2017

Item 1. Report to Stockholders

December 31, 2017

SEMI ANNUAL REPORT

TO SHAREHOLDERS

(Unaudited)

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2017

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. We do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, the performance of a government bond fund may be influenced by a number of factors including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2017 (the “reporting period”), the pace of economic activity picked up. Real gross domestic product (GDP) increased at an annual rate of 3.2 percent in the third quarter. Real GDP increased at a 2.6 percent (advance estimate) annual rate in the fourth quarter of the year. Economic growth has been driven by consumer spending which has been supported by substantial gains in household income and wealth.

The labor market continued to firm up during the reporting period. The seasonally adjusted national unemployment rate was 4.1 percent in December. The labor market is now close to or at a full employment level. Both the labor force participation rate and employment-to-population ratio remain at levels lower than they were a decade ago. Wage growth has continued to be relatively subdued with average hourly earnings increasing at a 2.7 percent annual rate in December.

Most key measures of inflation continued to run below the Federal Reserve Board’s (“Fed”) 2 percent inflation target during the reporting period. The Consumer Price Index (CPI) increased at an annual rate of 2.1 percent in December. The core CPI, which excludes food and energy prices, increased at an annual rate of 1.8 percent in December. The Fed’s preferred inflation gauge, the core Personal Consumption Expenditures Index (“PCE”), increased by 0.2 percent on a year-over-year basis in December. Despite a firmer labor market, inflation readings have continued to be persistently low which has caused a number of Fed Governors to question whether additional interest rate hikes are warranted.

The Fed increased the federal funds target rate range once during the reporting period by 25 basis points in December to 1.25 to 1.50 percent. In its policy statement issued in December, the Fed reiterated that “it expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate” and that “the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

In October, the Fed implemented its balance sheet normalization program. Under this program, the Fed will gradually reduce its securities holdings by decreasing its reinvestment of the principal payments it receives from securities held on its balance sheet. The goal of the program is to gradually reduce the quantity of reserve balances to a more normal level, albeit to a level that will likely remain elevated above historical levels.

The yield curve continued to flatten throughout the reporting period with yields on the short end moving sharply higher and yields on the long end moving lower. The spread between 2-year and 10-year Treasuries narrowed to 53 basis points at the end of the review period. Yields on benchmark 10-year and 30-year AAA rated municipal securities declined by 1 basis and 25 basis points, respectively, during the reporting period. Credit conditions in the municipal bond market remained relatively stable during the reporting period, and default rates of investment grade municipal bonds remained at very low levels.

Starting in November, municipal bond prices broadly declined as tax reform uncertainty took hold. The proposed elimination of the tax exemption for advanced refunding bonds and private activity bonds caused issuers to rush to bring to market bonds that were scheduled to be issued in 2018. This “pull forward” effect resulted in a huge surge in supply, with issuers bringing to market a record breaking $55.6 billion in new bonds. The resulting supply-and-demand imbalance caused municipal bond prices to decline towards the end of the reporting period.

The Tax Cuts and Jobs Act (“Tax Act”) was signed into law in late December. Under the Tax Act, individual and corporate tax rates were reduced. It is widely anticipated that the recently enacted corporate tax rate reductions will lead to increased capital investment and economic activity. Accelerating economic growth, combined with robust equity market appreciation, create an opportunity for states to potentially receive a tax (income and capital gains) revenue windfall in 2018.

i

Preliminary data collected by the Rockefeller Institute of Government (“RIG”) for the third quarter of 2017 showed stronger growth in overall state tax collections, as well as in personal income and sales tax collections. RIG estimates that total tax collections increased by 4.5 percent in the third quarter compared to the same quarter in 2016. Personal income tax collections grew 4.5 percent, sales tax collections increased 2.7 percent, and corporate income tax collections increased 7.4 percent.

Unfunded pension and healthcare obligations still present significant challenges for a number of states. The Commonwealth of Kentucky’s unfunded pension obligations are among the worst in the country. Increased state Medicaid spending also continues to be a source of budget pressure for many states.

A discussion of the performance of each of our funds for the six month period ended December 31, 2017 follows:

During the reporting period, municipal bonds provided positive total returns with the Bloomberg Barclays Municipal Bond Index (“BBMBI”) returning 1.82 percent. Taxable municipal bonds also provided positive total returns with the Bloomberg Barclays Taxable Municipal Bond Index (“BBTMBI”) returning 3.71 percent during the reporting period. The Bloomberg Barclays U.S. Intermediate Government Bond Index (“BBIGBI”) had a slightly negative total return of -0.06 percent during the reporting period.

All five of our tax-exempt Income Series performed roughly in line with the BBMBI during the reporting period, especially when taking into consideration that the index does not take into account any operating expenses or transaction costs. All three of our tax-exempt Short-to-Medium Series underperformed the index during the reporting period. Longer-dated, lower-rated bonds generally performed better than shorter-dated, higher-rated bonds during the reporting period. The duration of each of the Short-to-Medium Series (Kentucky Tax-Free Short-to-Medium Series, 3.96 years; Tennessee Tax-Free Short-to-Medium Series, 2.69 years; and North Carolina Tax-Free Short-to-Medium Series, 3.80 years) were significantly shorter than the duration of the BBMBI (5.63 years).

The Kentucky Tax-Free Income Series provided a total return of 1.52 percent during the reporting period compared to 1.82 percent for the BBMBI. The Kentucky Tax-Free Short-to-Medium Series provided a total return of -0.07 percent during the reporting period compared to 1.82 percent for the BBMBI.

The Tennessee Tax-Free Income Series provided a total return of 1.64 percent during the reporting period compared to 1.82 percent for the BBMBI. The Tennessee Tax-Free Short-to-Medium Series provided a total return of 0.06 percent during the reporting period compared to 1.82 percent for the BBMBI.

The North Carolina Tax-Free Income Series provided a total return of 2.23 percent during the reporting period compared to 1.82 percent for the BBMBI. The North Carolina Tax-Free Short-to-Medium Series provided a total return of 0.22 percent during the reporting period compared to 1.82 percent for the BBMBI.

The Alabama Tax-Free Income Series provided a total a total return of 1.74 percent during the reporting period compared to 1.82 percent for the BBMBI.

The Mississippi Tax-Free Income Series provided a total return of 1.78 percent during the reporting period compared to 1.82 percent for the BBMBI.

The Intermediate Government Bond Series provided a total return of 0.09 percent during the reporting period compared to -0.06 percent for the BBIGBI. The fund slightly outperformed the index during the reporting period.

The Taxable Municipal Bond Series provided a total return of 2.29 percent during the reporting period compared to 3.70 percent for the BBTMBI. Longer-dated, lower-rated bonds generally performed better than shorter-dated, higher-rated bonds during the review period. The duration of the Taxable Municipal Bond Series was 4.60 years compared to 9.14 years for the BBTMBI.

It should be noted that the Bloomberg Barclays indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2017. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.49%
Aa/AA	42.78%
A	51.84%
Baa/BBB	0.22%
B	0.31%
Not Rated	4.36%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	24.16%
Prerefunded	18.11%
School Improvements	9.46%
University Consolidated Education and Building Revenue	9.22%
Refunded	8.85%
Municipal Utility Revenue	8.73%
Turnpikes and Toll Roads Revenue	8.01%
Hospital and Healthcare Revenue	6.87%
Public Facilities Revenue	4.06%
Airport Revenue	1.09%
Miscellaneous Revenue	0.23%
Ad Valorem Property	0.13%
State and Local Mortgage Revenue	0.13%
Other Assets Less Liabilities	0.95%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.30%
Aa/AA	23.84%
A	75.86%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	21.05%
School Improvements	17.81%
Public Facilities Revenue	13.47%
Refunded	10.98%
University Consolidated Education and Building Revenue	8.54%
Turnpikes and Toll Roads Revenue	8.04%
Municipal Utility Revenue	6.57%
Hospital and Healthcare Revenue	5.96%
Prerefunded	5.86%
Other Assets Less Liabilities	1.72%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.85%
Aa/AA	83.96%
A	5.62%
Not Rated	8.57%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	26.73%
Municipal Utility Revenue	22.31%
School Improvement Revenue	21.27%
Public Facilities Revenue	9.08%
Refunded	6.08%
Miscellaneous Public Improvement	5.66%
Hospital and Healthcare Revenue	3.45%
University Consolidated Education and Building Revenue	2.04%
Turnpikes and Toll Roads Revenue	1.02%
State and Local Mortgage Revenue	0.32%
Industrial Revenue	0.04%
Other Assets Less Liabilities	2.00%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	89.53%
A	10.47%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	40.70%
University Consolidated Education and Building Revenue	18.37%
Municipal Utility Revenue	10.53%
Turnpikes and Toll Roads Revenue	8.34%
Public Facilities Revenue	7.95%
Refunded	4.67%
School Improvement Revenue	4.53%
Hospital and Healthcare Revenue	1.87%
Miscellaneous Public Improvement	1.23%
Other Assets Less Liabilities	1.81%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	4.07%
Aa/AA	79.72%
A	15.65%
Not Rated	0.56%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	19.06%
University Consolidated Education and Building Revenue	16.77%
Hospital and Healthcare	12.88%
Refunded	11.05%
School Improvement Revenue	9.87%
Municipal Utility Revenue	9.83%
Public Facilities Revenue	5.59%
Airport Revenue	4.92%
Miscellaneous Public Improvement	4.87%
Turnpikes and Toll Roads Revenue	1.66%
Lease Revenue	1.25%
Escrowed to Maturity	0.77%
Miscellaneous Revenue	0.42%
Other Assets Less Liabilities	1.06%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	4.35%
Aa/AA	80.64%
A	15.01%

100.00%

COMPOSITION
% of Net Assets
Refunded	24.60%
Prerefunded	15.63%
Municipal Utility Revenue	12.67%
School Improvement Revenue	10.13%
Public Facilities Revenue	8.02%
Hospital and Healthcare Revenue	7.66%
University Consolidated Education and Building Revenue	7.10%
Miscellaneous Public Improvement	3.92%
Escrowed to Maturity	3.17%
Turnpikes and Toll Roads Revenue	2.17%
Ad Valorem Property	1.39%
Lease Revenue	1.28%
Other Assets Less Liabilities	2.26%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.97%
Aa/AA	83.38%
A	12.39%
Baa/BBB	0.48%
Not Rated	1.78%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	35.11%
Prerefunded	15.60%
Public Facilities Revenue	11.04%
Hospital and Healthcare Revenue	8.96%
University Consolidated Education and Building Revenue	8.29%
Refunded	5.98%
School Improvement Revenue	5.19%
Miscellaneous Revenue	3.92%
Airport Revenue	2.30%
State and Local Mortgage Revenue	1.62%
Industrial Revenue	0.82%
Escrowed to Maturity	0.01%
Other Assets Less Liabilities	1.16%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	74.56%
A	20.94%
Baa/BBB	2.78%
Not Rated	1.72%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	22.37%
Public Facilities Revenue	18.98%
Municipal Utility Revenue	12.14%
Refunded	11.90%
School Improvement Revenue	10.70%
University Consolidated Education and Building Revenue	9.91%
Miscellaneous Revenue	4.89%
Hospital and Healthcare Revenue	2.70%
State and Local Mortgage Revenue	2.56%
Airport Revenue	1.08%
Other Assets Less Liabilities	2.77%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	62.51%
Federal Home Loan Bank	34.95%
Federal National Mortgage Association	1.60%
Other Assets Less Liabilities	0.94%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	83.62%
A	16.38%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	30.82%
Municipal Utility Revenue	28.36%
School Improvement Revenue	14.18%
Miscellaneous Public Improvement	9.93%
Hospital and Healthcare Revenue	4.55%
University Consolidated Education and Building Revenue	3.51%
Turnpikes and Toll Roads Revenue	2.87%
Marina and Port Authority Revenue	2.49%
Other Assets Less Liabilities	3.29%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedule of Portfolio Investments for individual bond ratings.

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
26.73% of Net Assets
AL State Public School & College Authority Refinancing	5.000%	05/01/2024	Aa1	$125,000	$130,588
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	114,154
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2	50,000	50,720
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	166,388
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	234,531
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	104,637
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	175,000	177,011
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	242,837
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	222,170
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3	100,000	102,331
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3	285,000	291,928
Madison County AL Board of Education Capital Outlay Tax**	5.125	09/01/2034	Aa3	505,000	517,357
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	177,191
Morgan County AL Board of Education Capital Outlay Warrants**	5.000	03/01/2035	NR	490,000	560,153
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	342,639
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	103,820
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	385,181
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	265,828
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	75,941
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	79,043
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	70,144
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	214,650
Trussville AL Warrants**	5.000	10/01/2039	NR	445,000	522,780
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	256,025
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	507,860
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	181,144
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	156,129
University of Alabama General Revenue	5.000	07/01/2034	Aa2	250,000	254,415
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1	550,000	561,435
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1	100,000	101,933

					7,170,963
MUNICIPAL UTILITY REVENUE BONDS
22.31% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	293,953
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	360,000	388,220
Birmingham AL Waterworks	4.000	01/01/2038	Aa2	205,000	220,236
Birmingham AL Waterworks	5.000	01/01/2026	Aa2	80,000	87,433
Birmingham AL Waterworks	5.000	01/01/2038	Aa2	550,000	614,042
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	172,817
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	159,653
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	424,604
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	128,950
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	125,000	126,629
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	485,885
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	285,978
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	342,840
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	446,632
Limestone County AL Water & Sewer Authority	4.750	12/01/2034	AA*	375,000	430,358
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	333,874
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	268,470
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	15,000	15,665
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	404,741
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,649
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	79,638
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	265,108

					5,986,375

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
21.27% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000%	09/01/2039	A1	$600,000	$689,250
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	256,001
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	220,150
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	512,302
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	293,885
Madison AL School Warrants	4.000	02/01/2034	Aa2	350,000	375,487
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	771,685
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	267,243
Montgomery AL Warrants	5.000	03/01/2028	Aa1	35,000	35,057
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	171,690
Morgan County AL Board of Education Capital Outlay Warrants**	5.000	03/01/2035	NR	405,000	453,855
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	166,898
Shelby County AL Board of Education Capital Outlay Warrants**	5.000	02/01/2031	Aa2	615,000	672,115
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3	5,000	5,013
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	101,402
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	96,301
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	32,549
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	293,860
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	292,985

					5,707,728
PUBLIC FACILITIES REVENUE BONDS
9.08% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	433,354
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	53,885
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	216,820
Bessemer AL Public EducationalBuilding Authority Revenue	5.000	07/01/2030	AA*	250,000	268,493
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	269,768
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	318,825
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	875,130

					2,436,275
REFUNDING BONDS
6.08% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	124,272
Northport AL Warrants**	5.000	08/01/2040	AA-*	735,000	838,304
Shelby County Alabama	4.000	08/15/2038	AA+*	250,000	264,555
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	404,212

					1,631,343
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.66% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A*	125,000	131,600
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	285,072
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	405,958
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	348,290
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	347,898

					1,518,818
HOSPITAL AND HEALTHCARE BONDS
3.45% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	596,684
Chilton County AL Health Care Authority Limited Obligation Sales Tax	5.000	11/01/2032	AA-@	300,000	328,020

					924,704
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.04% of Net Assets
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	291,660
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	256,266

					547,926

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.02% of Net Assets
AL Federal Aid Highway Finance Authority	4.000%	06/01/2037	Aa1	$250,000	$274,148

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.32% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	85,000	85,611

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.04% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	10,000	10,003

Total Investments 98.00% of Net Assets (cost $25,366,985) (See (a) below for further explanation)					$26,293,894

Other assets in excess of liabilities 2.00%					537,634

Net Assets 100%					$26,831,528

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $25,366,985 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,031,605
Unrealized depreciation	(104,696)

Net unrealized appreciation	$926,909

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,293,894
Level 3	Significant Unobservable Inputs	—

$26,293,894

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $25,366,985)		$26,293,894
Cash		314,845
Interest receivable		367,132

Total assets		26,975,871
LIABILITIES:
Payable for:
Distributions to shareholders	106,934
Fund shares redeemed	6,766
Investment advisory fee	5,693
Transfer agent fee	7,163
Insurance expense	3,431
Audit fees	2,638
Legal fees	2,019
Pricing expense	1,586
Accrued expenses	8,113

Total liabilities		144,343

NET ASSETS:
Capital		25,932,634
Accumulated net realized loss on investment transactions		(28,015)
Net unrealized appreciation in value of investments		926,909

Net assets at value		$26,831,528

NET ASSET VALUE, offering price and redemption price per share (2,178,747 shares outstanding; unlimited number of shares authorized no par value)		$12.32

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$487,835

Expenses:
Investment advisory fee	67,093
Transfer agent fee	19,127
Custodian expense	4,710
Pricing expense	3,025
Audit fees	1,997
Trustees fees	1,428
Professional fees	1,284
Other expenses	10,673

Total expenses	109,337
Fees waived by Adviser	(15,237)
Custodian expense reduction	(126)

Net expenses	93,974

Net investment income	393,861

Realized and unrealized gain on investments:
Net realized gain	6,847
Net change in unrealized appreciation/depreciation	47,066

Net realized and unrealized gain on investments	53,913

Net increase in net assets resulting from operations	$447,774

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$393,861	$839,476
Net realized gain on investments	6,847	1,274
Net change in unrealized appreciation/depreciation	47,066	(1,149,505)

Net increase/(decrease) in net assets resulting from operations	447,774	(308,755)
Distributions from net investment income	(393,861)	(839,451)
Net fund share transactions (Note 4)	222,606	(1,675,263)

Total increase/(decrease)	276,519	(2,823,469)
Net assets:
Beginning of year	26,555,009	29,378,478

End of period	$26,831,528	$26,555,009

Accumulated Net Investment Income	$—	$181

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.29		$12.77	$12.36	$12.32	$12.10	$12.41

Income from investment operations:
Net investment income	0.18		0.37	0.39	0.41	0.42	0.43
Net gains/(losses) on securities	0.03		(0.48)	0.41	0.04	0.23	(0.30)

Total from investment operations	0.21		(0.11)	0.80	0.45	0.65	0.13
Less distributions:
Distributions from net investment income	(0.18)		(0.37)	(0.39)	(0.41)	(0.42)	(0.43)
Distributions from capital gains	0.00		0.00	0.00	0.00	(0.01)	(0.01)

Total distributions	(0.18)		(0.37)	(0.39)	(0.41)	(0.43)	(0.44)

Net asset value, end of period	$12.32		$12.29	$12.77	$12.36	$12.32	$12.10

Total return	1.74%	(b)	(0.82)%	6.61%	3.64%	5.56%	0.94%
Net assets, end of period (in thousands)	$26,832		$26,555	$29,378	$25,511	$23,358	$24,300
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.71%	0.71%	0.72%	0.70%
Ratio of gross expenses to average net assets	0.82%	(c)	0.78%	0.78%	0.79%	0.81%	0.78%
Ratio of net investment income to average net assets	2.96%	(c)	3.00%	3.14%	3.26%	3.48%	3.40%
Portfolio turnover	6.01%	(b)	6.95%	5.37%	9.65%	10.48%	6.46%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
24.16% of Net Assets
KY Association of Counties	4.000%	02/01/2033	AA-*	$420,000	$454,894
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	468,056
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	494,233
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,240,170
KY State Association of Counties Finance Corporation	5.000	02/01/2030	AA-*	100,000	107,741
KY State Association of Counties Finance Corporation	5.000	02/01/2032	AA-*	165,000	177,555
KY State Association of Counties Finance Corporation	5.000	02/01/2035	AA-*	120,000	128,597
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,563,702
KY State Property & Building #93	5.250	02/01/2025	AA*	825,000	858,000
KY State Property & Building #93	4.875	02/01/2028	AA*	60,000	62,125
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,238,713
KY State Property & Building #93	5.000	02/01/2029	AA*	55,000	56,750
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,674,660
KY State Property & Building #98	5.000	08/01/2021	A1	2,505,000	2,702,219
KY State Property & Building #100	5.000	08/01/2026	A1	2,000,000	2,209,680
KY State Property & Building #100	5.000	08/01/2027	A1	1,710,000	1,882,402
KY State Property & Building #100	5.000	08/01/2028	A1	4,000,000	4,410,600
KY State Property & Building #100	5.000	08/01/2029	A1	2,500,000	2,755,700
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,942,671
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,582,715
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,318,363
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,417,077
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,527,440
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,665,950
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	8,082,550
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,530,379
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	7,082,153
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,479,773
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,126,308
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,565,665
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,131,622
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	6,022,767
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,592,713
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,780,500
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,120,696
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,883,802
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,736,948
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,142,840
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,165,829
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,445,110
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,493,497
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	9,025,553
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,936,475
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,301,882
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	16,181,932
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,680,333
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,750,400
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,922,337
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,295,038
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,130,709
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,757,233
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,848,859
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,091,358
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	972,405
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	408,135
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,963,580
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,065,160

					237,654,554

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
18.11% of Net Assets
Kenton County KY School District Finance Corporation	5.000%	02/01/2029	A1	$3,270,000	$3,392,396
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA@	2,750,000	2,877,463
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA@	2,560,000	2,687,104
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	AA@	1,000,000	1,051,300
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,673,375
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,138,700
KY State Association of Counties Finance Corporation	5.000	02/01/2030	NR	525,000	567,163
KY State Association of Counties Finance Corporation	5.000	02/01/2032	NR	835,000	902,059
KY State Association of Counties Finance Corporation	5.000	02/01/2035	NR	875,000	945,271
KY State Property & Building #89	5.000	11/01/2025	A1	5,000,000	5,143,550
KY State Property & Building #89	5.000	11/01/2026	A1	5,390,000	5,544,747
KY State Property & Building #89	5.000	11/01/2027	A1	4,900,000	5,040,679
KY State Property & Building #90	5.375	11/01/2023	NR	1,060,000	1,094,270
KY State Property & Building #90	5.500	11/01/2028	NR	21,955,000	22,674,465
KY State Property & Building #90	5.375	11/01/2023	A1	140,000	144,479
KY State Property & Building #90	5.500	11/01/2028	A1	2,850,000	2,944,620
KY State Property & Building #91	5.750	04/01/2029	A2	210,000	212,255
KY State Property & Building #93	5.250	02/01/2025	AA*	6,425,000	6,681,293
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	455,778
KY State Property & Building #93	5.250	02/01/2028	AA*	9,305,000	9,676,177
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	461,559
KY State Property & Building #93	5.250	02/01/2029	AA*	20,060,000	20,860,193
KY State Property & Building #96	5.000	11/01/2029	A1	5,000,000	5,301,100
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa3	3,225,000	3,279,503
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	6,080,000	6,182,752
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	2,460,000	2,501,574
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	4,440,000	4,663,687
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	3,080,000	3,234,216
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	10,035,000	10,537,453
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa3	3,775,000	4,199,914
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	1,500,000	1,711,725
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	4,930,000	5,625,870
Louisville & Jefferson County Catholic Health Initiatives**	5.000	12/01/2035	NR	11,290,000	12,880,874
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	664,325
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	2,962,438
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,794,222
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,571,272
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3	5,185,000	5,251,627
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,035,927
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,025,670
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,630,315
Owensboro KY Water Revenue	5.000	09/15/2025	A1	175,000	179,414
Shelby County KY School District Finance Corporation	5.000	02/01/2028	A1	500,000	518,605
Wolfe County KY Public Property	5.000	04/01/2030	A1	2,855,000	3,064,525

					177,985,904
SCHOOL IMPROVEMENT BONDS
9.46% of Net Assets
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,946,126
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,187,144
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,273,522
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1	3,705,000	4,042,563
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1	2,875,000	3,309,528
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1	3,660,000	4,202,522
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1	3,615,000	4,123,594
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1	4,385,000	5,001,926
Fayette County KY School District Finance Corporation	4.750	11/01/2031	A1	1,730,000	1,955,817

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fayette County KY School District Finance Corporation	5.000%	08/01/2028	A1	$1,330,000	$1,554,504
Fayette County KY School District Finance Corporation	5.000	08/01/2032	A1	10,600,000	12,215,440
Fayette County KY School District Finance Corporation	5.000	08/01/2034	A1	9,750,000	11,178,375
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	500,630
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	521,258
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,843,562
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,868,644
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,148,242
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,135,085
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,188,877
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,311,557
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,370,914
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,059,667
Oldham KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,670,588
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,609,661
Scott County School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,726,246

					92,945,992
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.22% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,294,148
Eastern KY University	5.000	04/01/2033	A1	910,000	1,047,037
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,262,324
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,419,191
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,588,448
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,252,232
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,903,370
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,200,513
Morehead State University	5.000	04/01/2028	A1	1,780,000	2,067,132
Morehead State University	5.000	04/01/2029	A1	870,000	1,007,216
Murray State University	5.000	03/01/2032	A1	2,220,000	2,561,791
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,555,821
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,258,077
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,491,457
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,515,477
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,257,207
University of Louisville	4.500	03/01/2035	A1	5,600,000	6,277,936
University of Louisville	4.500	03/01/2036	A1	5,845,000	6,538,334
University of Louisville General Receipts	5.000	09/01/2029	A3	2,280,000	2,515,000
University of Louisville General Receipts	5.000	09/01/2030	A3	440,000	484,695
University of Louisville General Receipts	5.000	09/01/2031	A3	2,580,000	2,836,297
Western KY University	4.750	09/01/2033	A1	2,505,000	2,759,458
Western KY University	4.000	09/01/2034	A1	575,000	614,520
Western KY University	4.000	09/01/2035	A1	595,000	634,960
Western KY University	4.000	09/01/2036	A1	620,000	659,699
Western KY University	5.000	05/01/2032	A1	1,500,000	1,655,190

					90,657,530
REFUNDING BONDS
8.85% of Net Assets
KY State Property & Building #80	5.250	05/01/2018	A1	2,940,000	2,975,545
KY State Property & Building #80	5.250	05/01/2020	A1	1,000,000	1,073,160
KY State Property & Building #83	5.000	10/01/2018	A1	17,750,000	18,206,353
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	26,305,826
KY State Property & Building #84	5.000	08/01/2019	A1	10,000,000	10,492,400
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	340,578
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	20,238,300
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	455,585
KY State Property & Building #104	5.000	11/01/2021	A2	2,085,000	2,310,076
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,458,706
KY State Property & Building #108	5.000	08/01/2025	A2	2,690,000	3,172,532

					87,029,061

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
8.73% of Net Assets
Cambell & Kenton County Sanitation District #1	4.000%	08/01/2032	Aa3	$6,100,000	$6,645,523
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	784,391
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	815,814
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	934,014
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	853,161
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	896,464
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	190,000	190,479
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,212,260
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	978,270
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	554,405
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,247,462
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,084,474
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,477,302
Louisville & Jefferson County Metropolitan Sewer**	5.000	05/15/2034	Aa3	27,730,000	30,818,567
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,828,021
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,072,630
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,545,188
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,559,278
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,176,797
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,404,501
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,671,255
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,912,475
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,118,880
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,818,949
Owensboro KY Electric Light &Power	4.000	01/01/2031	A3	245,000	263,208
Owensboro KY Electric Light &Power	4.000	01/01/2033	A3	275,000	292,537
Owensboro KY Electric Light &Power	4.000	01/01/2034	A3	305,000	323,224
Owensboro KY Electric Light &Power	4.000	01/01/2035	A3	200,000	211,630
Owensboro KY Electric Light &Power	4.000	01/01/2036	A3	325,000	343,119
Owensboro KY Electric Light &Power	4.000	01/01/2037	A3	410,000	431,874
Owensboro KY Water Revenue	5.000	09/15/2025	A1	370,000	379,276

					85,845,428
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.01% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,867,829
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,697,468
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,786,055
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,961,884
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,595,855
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,533,816
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,108,240
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	472,264
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	588,960
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,703,658
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	2,034,777
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,649,414
KY State Turnpike Economic Development Road Revenue**	5.000	07/01/2031	Aa3	9,350,000	10,509,868
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	8,155,726
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,813,042
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,669,450
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,778,840
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,793,614

					78,720,760
HOSPITAL AND HEALTHCARE BONDS
6.87% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,481,265
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,335,677

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000%	05/01/2036	AA*	$1,200,000	$1,272,444
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	Baa2	4,855,000	4,972,443
KY Development Finance Authority — Baptist Heathcare	5.375	08/15/2024	Baa2	1,205,000	1,233,812
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,652,730
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,105,570
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,717,462
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Baa1	2,000,000	2,161,020
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A-*	10,850,000	11,380,891
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A-*	9,005,000	9,417,789
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A-*	2,000,000	2,309,260
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	8,110,000	9,425,037
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	7,026,033

					67,491,433
PUBLIC FACILITIES REVENUE BONDS
4.06% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	937,658
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,239,048
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,859,178
KY State Certificates of Participation	5.000	06/15/2034	A1	1,640,000	1,857,792
KY State Certificates of Participation	5.000	06/15/2038	A1	7,535,000	8,476,649
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,425,238
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,551,614
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,608,351
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,670,288
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,734,664
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,796,105
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,228,027
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,296,555
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,410,627
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,571,551
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	843,158
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,056,240
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,095,366
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,145,663
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,224,299
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,276,674
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,581,118

					39,885,863
AIRPORT BONDS
1.09% of Net Assets
Kenton County Airport	5.000	01/01/2031	A2	425,000	489,662
Kenton County Airport	5.000	01/01/2032	A2	750,000	860,648
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,399,728
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,401,625
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,596,953
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,694,010
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,923,149
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,320,509

					10,686,284
MISCELLANEOUS REVENUE BONDS
.23% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,302,731

AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation	4.000	06/01/2035	Aa2	1,175,000	1,278,847

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.13% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100%	01/01/2024	A3	$265,000	$265,684
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	978,655

					1,244,339

Total Investments 99.05% of Net Assets (cost $935,317,628) (See (a) below for further explanation)					$973,728,726

Other assets in excess of liabilities .95%					9,303,512

Net Assets 100%					$983,032,238

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $935,272,222 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$39,192,939
Unrealized depreciation	(736,435)

Net unrealized appreciation	$38,456,504

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	973,728,726
Level 3	Significant Unobservable Inputs	—

$973,728,726

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $935,317,628)		$973,728,726
Cash		352,323
Receivable for fund shares sold		105,918
Interest receivable		12,944,711

Total assets		987,131,678
LIABILITIES:
Payable for:
Distributions to shareholders	3,092,592
Fund shares redeemed	401,158
Investment advisory fee	313,433
Transfer agent fee	100,355
Audit fees	54,184
Trustees fees	50,103
Legal fees	41,015
Registration expense	39,054
Accrued expenses	7,546

Total liabilities		4,099,440

NET ASSETS:
Capital		944,306,192
Accumulated net investment income		45,406
Accumulated net realized gain on investment transactions		269,542
Net unrealized appreciation in value of investments		38,411,098

Net assets at value		$983,032,238

NET ASSET VALUE, offering price and redemption price per share (126,727,498 shares outstanding; unlimited number of shares authorized no par value)		$7.76

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$17,688,836

Expenses:
Investment advisory fee	1,886,126
Transfer agent fee	606,477
Custodian expense	50,006
Professional fees	136,376
Trustees fees	53,584
Other expenses	55,233

Total expenses	2,787,802
Custodian expense reduction	(1,333)

Net expenses	2,786,469

Net investment income	14,902,367

Realized and unrealized gain/(loss) on investments:
Net realized gain	446,997
Net change in unrealized appreciation/depreciation	(363,516)

Net realized and unrealized gain on investments	83,481

Net increase in net assets resulting from operations	$14,985,848

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$14,902,367	$30,399,742
Net realized gain on investments	446,997	193,268
Net change in unrealized appreciation/depreciation	(363,516)	(39,252,919)

Net increase/(decrease) in net assets resulting from operations	14,985,848	(8,659,909)
Distributions from net investment income	(14,899,173)	(30,392,350)
Distributions from capital gains	(173,172)	(393,040)
Net fund share transactions (Note 4)	(7,094,740)	5,914,230

Total decrease	(7,181,237)	(33,531,069)
Net assets:
Beginning of year	990,213,475	1,023,744,544

End of period	$983,032,238	$990,213,475

Accumulated Net Investment Income	$45,406	$45,781

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017		2016		2015	2014	2013
Net asset value, beginning of year	$7.76		$8.06		$7.83		$7.89	$7.74	$7.99

Income from investment operations:
Net investment income	0.12		0.24		0.25		0.26	0.27	0.27
Net gains/(losses) on securities	0.00		(0.30)		0.23		(0.06)	0.16	(0.25)

Total from investment operations	0.12		(0.06)		0.48		0.20	0.43	0.02
Less distributions:
Distributions from net investment income	(0.12)		(0.24)		(0.25)		(0.26)	(0.27)	(0.27)
Distributions from capital gains	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	0.00 (b)	(0.01)	0.00

Total distributions	(0.12)		(0.24)		(0.25)		(0.26)	(0.28)	(0.27)

Net asset value, end of period	$7.76		$7.76		$8.06		$7.83	$7.89	$7.74

Total return	1.52%	(c)	(0.70)%		6.25%		2.60%	5.65%	0.17%
Net assets, end of period (in thousands)	$983,032		$990,213		$1,023,745		$989,630	$969,549	$948,276
Ratio of net expenses to average net assets (a)	0.56%	(d)	0.55%		0.55%		0.55%	0.57%	0.57%
Ratio of gross expenses to average net assets	0.56%	(d)	0.55%		0.55%		0.55%	0.57%	0.57%
Ratio of net investment income to average net assets	2.97%	(d)	3.05%		3.15%		3.29%	3.45%	3.35%
Portfolio turnover	7.09%	(c)	10.44%		11.53%		7.80%	9.43%	7.02%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
21.05% of Net Assets
KY Association of Counties	4.000%	02/01/2018	AA-*	$115,000	$115,247
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	262,206
KY State Property & Building #76	5.500	08/01/2018	A1	1,415,000	1,447,276
KY State Property & Building #90	5.000	11/01/2018	A1	250,000	257,113
KY State Property & Building #93	5.250	02/01/2021	AA*	25,000	25,967
KY State Property & Building #100	5.000	08/01/2019	A1	100,000	105,005
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	552,055
KY State Property & Building #100	5.000	08/01/2024	A1	750,000	823,980
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	828,413
KY State Property & Building #106	5.000	10/01/2023	A1	540,000	621,934
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	860,348
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,715,562
KY State Property & Building #108	5.000	08/01/2023	A1	2,000,000	2,297,480
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	1,004,658
KY State Property & Building #108	5.000	08/01/2028	A1	150,000	175,320
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	2,010,295

					14,102,859
SCHOOL IMPROVEMENT BONDS
17.81% of Net Assets
Barren County KY School District Finance Corporation**	5.000	08/01/2022	A1	1,055,000	1,195,071
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	579,510
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	339,660
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	A1	1,000,000	1,151,590
Fayette County KY School District Finance Corporation**	4.000	06/01/2022	A1	1,000,000	1,067,880
Fayette County KY School District Finance Corporation	5.000	06/01/2023	A1	500,000	574,215
Hardin County KY School District	5.000	03/01/2023	A1	770,000	880,102
Jefferson County KY School District Finance Corporation**	4.000	12/01/2023	Aa3	1,000,000	1,108,800
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	656,265
Johnson County KY School District Finance Corporation	3.000	12/01/2019	A1	180,000	183,548
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	964,965
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	513,402
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	A1	450,000	451,008
Pike County School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,063,260
Pike County School District Finance Corporation	5.000	08/01/2024	A1	250,000	291,710
Warren County KY School District Finance Corporation	4.000	04/01/2018	A1	125,000	125,759
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	784,472

					11,931,217
PUBLIC FACILITIES REVENUE BONDS
13.47% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,029,657
KY State Certificate of Participation**	4.000	06/15/2022	A1	1,000,000	1,081,390
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	329,700
KY State Property & Building #109**	5.000	10/01/2022	A1	1,000,000	1,127,670
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	680,118
Lexington Fayette Urban CountyGovernment — Court Facilities	5.000	10/01/2024	Aa3	700,000	819,035
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	561,945
Livingston County KY Public Properties	5.000	08/01/2023	A1	525,000	602,495
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	645,016
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	402,009
Todd County KY Public Properties Court House	3.250	06/01/2019	A1	100,000	101,998
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,438,525
Whitley County KY Public Properties — Justice Center	3.375	09/01/2019	A1	200,000	204,830

					9,024,388

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
10.98% of Net Assets
KY State Property & Building #83	5.000%	10/01/2019	A1	$1,750,000	$1,846,618
KY State Property & Building #84**	5.000	08/01/2019	A1	1,000,000	1,049,240
KY State Property & Building #101	5.000	10/01/2019	A1	1,050,000	1,107,214
KY State Property & Building #104**	5.000	11/01/2021	A2	1,000,000	1,107,950
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,143,580
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	224,870
KY State Property & Building #112	5.000	11/01/2024	A1	750,000	873,833

					7,353,305
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.54% of Net Assets
KY State Property & Building #114	5.000	10/01/2024	Aa3	1,415,000	1,647,923
Morehead State University	5.000	10/01/2022	A1	310,000	351,075
Northern Ky University General Receipts	4.000	09/01/2018	A1	150,000	152,313
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	830,325
University of Louisville	5.000	03/01/2024	A1	350,000	407,579
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,329,020

					5,718,235
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.04% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	2,015,000	2,359,202
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	786,551
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	586,760
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	276,680
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,378,075

					5,387,268
MUNICIPAL UTILITY REVENUE BONDS
6.57% of Net Assets
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	486,317
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	530,652
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	554,761
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	300,369
KY Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	253,165
KY Rural Water Finance Corporation	4.500	08/01/2021	A3	100,000	100,156
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A2	375,000	378,668
Lexington Fayette Urban County Government	4.000	09/01/2027	Aa2	435,000	483,333
Northern KY Water	5.000	02/01/2026	Aa3	815,000	942,262
Owensboro KY Electric Light & Power	5.000	01/01/2024	A2	350,000	372,894

					4,402,577
HOSPITAL AND HEALTHCARE BONDS
5.96% of Net Assets
KY Asset Liability CommissionGeneral Receipts	4.000	10/01/2018	Aa2	105,000	105,167
KY Economic Development — Baptist Health Care System	4.750	08/15/2019	Baa2	110,000	111,785
Lexington-Fayette Urban County Government	5.000	06/01/2024	A1	2,800,000	3,065,776
Warren County Hospital	4.000	04/01/2020	A+*	150,000	153,705
Warren County Hospital	5.000	04/01/2023	A+*	500,000	558,310

					3,994,743
PREREFUNDED BONDS
5.86% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	198,235
KY State Property & Building #89	5.000	11/01/2020	A1	200,000	205,724
KY State Property & Building #90	5.750	11/01/2019	A1	200,000	207,004
KY State Property & Building #90	5.000	11/01/2020	A1	495,000	509,212
KY State Property & Building #93	5.250	02/01/2021	AA*	175,000	181,827
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	96,998

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Turnpike Ecomonic Development Road Revenue**	5.000%	07/01/2024	Aa3	$1,000,000	$1,111,480
KY Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa3	105,000	106,324
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	684,690
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	A+*	300,000	301,332
Owensboro KY Electric Light & Power System	5.000	01/01/2024	A2	300,000	320,115

					3,922,941

Total Investments 98.28% of Net Assets (cost $65,003,921) (See (a) below for further explanation)					$65,837,533

Other assets in excess of liabilities 1.72%					1,151,425

Net Assets 100%					$66,988,958

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $65,003,921and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$918,612
Unrealized depreciation	(85,000)

Net unrealized appreciation	$833,612

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	65,837,533
Level 3	Significant Unobservable Inputs	—

$65,837,533

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $65,003,921)		$65,837,533
Cash		415,237
Interest receivable		848,047

Total assets		67,100,817
LIABILITIES:
Payable for:
Distributions to shareholders	39,746
Fund shares redeemed	8,060
Investment advisory fee	25,907
Transfer agent fee	13,995
Trustees fees	2,290
Audit fees	7,322
Insurance expense	5,022
Legal fees	4,789
Accrued expenses	4,728

Total liabilities		111,859

NET ASSETS:
Capital		66,335,850
Accumulated net realized loss on investment transactions		(180,504)
Net unrealized appreciation in value of investments		833,612

Net assets at value		$66,988,958

NET ASSET VALUE, offering price and redemption price per share (12,681,362 shares outstanding; unlimited number of shares authorized no par value)		$5.28

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$850,099

Expenses:
Investment advisory fee	175,049
Transfer agent fee	45,037
Professional fees	17,007
Custodian expense	8,035
Trustees fees	3,528
Other expenses	10,777

Total expenses	259,433
Fees waived by Adviser (Note 2)	(14,236)
Custodian expense reduction	(214)

Net expenses	244,983

Net investment income	605,116

Realized and unrealized gain/(loss) on investments:
Net realized gain	4,287
Net change in unrealized appreciation/depreciation	(639,184)

Net realized and unrealized loss on investments	(634,897)

Net decrease in net assets resulting from operations	$(29,781)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$605,116	$1,410,940
Net realized gain/(loss) on investments	4,287	(156,332)
Net change in unrealized appreciation/depreciation	(639,184)	(1,737,572)

Net increase/(decrease) in net assets resulting from operations	(29,781)	(482,964)
Distributions from net investment income	(605,116)	(1,410,940)
Net fund share transactions (Note 4)	(4,548,410)	(11,102,514)

Total decrease	(5,183,307)	(12,996,418)
Net assets:
Beginning of year	72,172,265	85,168,683

End of period	$66,988,958	$72,172,265

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of year	$5.33		$5.45	$5.35	$5.44	$5.43	$5.54

Income from investment operations:
Net investment income	0.05		0.10	0.11	0.12	0.12	0.12
Net gains/(losses) on securities	(0.05)		(0.12)	0.10	(0.09)	0.01	(0.11)

Total from investment operations	0.00		(0.02)	0.21	0.03	0.13	0.01
Less distributions:
Distributions from net investment income	(0.05)		(0.10)	(0.11)	(0.12)	(0.12)	(0.12)

Net asset value, end of period	$5.28		$5.33	$5.45	$5.35	$5.44	$5.43

Total return	(0.07)%	(b)	(0.44)%	3.88%	0.50%	2.35%	0.11%
Net assets, end of period (in thousands)	$66,989		$72,172	$85,169	$80,055	$82,218	$89,403
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.71%	0.72%	0.73%	0.74%	0.72%
Ratio of gross expenses to average net assets	0.75%	(c)	0.73%	0.72%	0.73%	0.74%	0.72%
Ratio of net investment income to average net assets	1.74%	(c)	1.79%	1.96%	2.17%	2.14%	2.12%
Portfolio turnover	0.00%	(b)	14.84%	26.49%	20.19%	9.06%	6.63%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
40.70% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$100,405
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	187,378
MS Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	104,606
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	424,283
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	54,516
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	332,544
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	89,936
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	106,022
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	63,861
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	276,265
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	57,200
MS Development Bank Special Obligation Jones County Junior College**	5.000	03/01/2033	AA*	150,000	155,825
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	46,812
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	133,595
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	148,165
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	225,618
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	162,222
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	537,010
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	52,811
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	194,957
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	355,143
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	696,660
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	224,218
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2	100,000	105,723

					4,835,775
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.37% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	250,000	289,908
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	323,325
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	146,728
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	270,776
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	269,180
University of Mississippi Educational Building Corporation	4.000	11/01/2039	Aa2	200,000	211,136
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	244,891
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	427,604

					2,183,548
MUNICIPAL UTILITY REVENUE BONDS
10.53% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	777,230
MS Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	106,285
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	55,733
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Baa3	250,000	311,883

					1,251,131
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.34% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	112,395
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	236,458
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	362,292
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	192,491
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	87,716

					991,352

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
7.95% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000%	11/01/2033	Aa3	$150,000	$174,150
MS Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	326,591
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	162,107
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	107,403
MS Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	A2	150,000	174,941

					945,192
REFUNDED BONDS
4.67% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	53,350
MS State Refunding	5.000	10/01/2033	Aa2	150,000	183,152
MS State Refunding	4.000	10/01/2036	Aa2	290,000	318,738

					555,240
SCHOOL IMPROVEMENT BONDS
4.53% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	117,159
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	375,000	421,478

					538,637
HOSPITAL AND HEALTHCARE BONDS
1.87% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2034	Aa2	100,000	104,891
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	105,000	117,865

					222,756
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.23% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	145,750

Total Investments 98.19% of Net Assets (cost $11,074,398) (See (a) below for further explanation)					$11,669,381

Other assets in excess of liabilities 1.81%					215,343

Net Assets 100%					$11,884,724

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,074,397 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$603,098
Unrealized depreciation	(8,050)

Net unrealized appreciation	$595,048

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,669,381
Level 3	Significant Unobservable Inputs	—

$11,669,381

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $11,074,398)		$11,669,381
Cash		150,388
Interest receivable		141,797

Total assets		11,961,566
LIABILITIES:
Payable for:
Distributions to shareholders	58,649
Investment advisory fee	2,928
Transfer agent fee	3,183
Custodian expense	3,421
Professional fees	3,406
Insurance expense	1,134
Pricing fees	1,039
Trustees fees	961
Accrued expenses	2,121

Total liabilities		76,842

NET ASSETS:
Capital		11,294,122
Accumulated net investment income		1
Accumulated net realized loss on investment transactions		(4,382)
Net unrealized appreciation in value of investments		594,983

Net assets at value		$11,884,724

NET ASSET VALUE, offering price and redemption price per share (975,676 shares outstanding; unlimited number of shares authorized; no par value)		$12.18

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$207,822

Expenses:
Investment advisory fee	30,486
Transfer agent fee	9,146
Professional fees	4,574
Custodian expense	3,853
Registration expense	2,954
Pricing fees	2,267
Trustees fees	659
Other expenses	1,347

Total expenses	55,286
Fees waived by Adviser	(12,518)
Custodian expense reduction	(103)

Net expenses	42,665

Net investment income	165,157

Realized and unrealized gain on investments:
Net realized gain	1,732
Net change in unrealized appreciation/depreciation	49,877

Net realized and unrealized gain on investments	51,609

Net increase in net assets resulting from operations	$216,766

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$165,157	$336,460
Net realized gain on investments	1,732	1,670
Net change in unrealized appreciation/depreciation	49,877	(387,693)

Net increase/(decrease) in net assets resulting from operations	216,766	(49,563)
Distributions from net investment income	(165,148)	(336,322)
Distributions from capital gains	(8,238)	(4,362)
Net fund share transactions (Note 4)	(606,708)	1,333,277

Total increase/(decrease)	(563,328)	943,030
Net assets:
Beginning of year	12,448,052	11,505,022

End of period	$11,884,724	$12,448,052

Accumulated Net Investment Income	$1	$(8)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.14		$12.55	$12.03	$11.95	$11.65	$12.01

Income from investment operations:
Net investment income	0.17		0.34	0.36	0.37	0.38	0.39
Net gains/(losses) on securities	0.04		(0.41)	0.52	0.08	0.31	(0.33)

Total from investment operations	0.21		(0.07)	0.88	0.45	0.69	0.06
Less distributions:
Distributions from net investment income	(0.17)		(0.34)	(0.36)	(0.37)	(0.38)	(0.42)
Distributions from capital gains	0.00	(b)	0.00 (b)	0.00	0.00	(0.01)	0.00

Total distributions	(0.17)		(0.34)	(0.36)	(0.37)	(0.39)	(0.42)

Net asset value, end of period	$12.18		$12.14	$12.55	$12.03	$11.95	$11.65

Total return	1.78%	(c)	(0.48)%	7.49%	3.80%	6.08%	0.38%
Net assets, end of period (in thousands)	$11,885		$12,448	$11,505	$10,916	$10,450	$8,309
Ratio of net expenses to average net assets (a)	0.71%	(d)	0.70%	0.70%	0.69%	0.69%	0.66%
Ratio of gross expenses to average net assets	0.91%	(d)	0.85%	0.88%	0.86%	0.90%	0.89%
Ratio of net investment income to average net assets	2.73%	(d)	2.80%	2.97%	3.07%	3.26%	3.22%
Portfolio turnover	3.91%	(c)	14.06%	3.26%	6.47%	1.96%	13.81%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
19.06% of Net Assets
Cabarrus County NC Certificates of Participation	5.000%	06/01/2025	Aa2	$1,000,000	$1,014,530
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	776,333
Harnett County NC Certificates of Participation	5.000	06/01/2027	Aa3	300,000	314,412
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	621,272
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2	490,000	494,488
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	430,301
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	451,332
Moore County NC**	5.000	06/01/2031	Aa3	2,750,000	2,966,475
Nash County NC Limited Obligation**	5.000	10/01/2030	Aa3	2,045,000	2,228,764
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	521,610
NC Capital FacilitIes Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	517,605
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,294,013
NC Eastern Municipal Power Agency	6.000	01/01/2025	A3	1,150,000	1,464,836
NC Eastern Municipal Power Agency	6.000	01/01/2026	NR	275,000	321,415
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA@	210,000	216,850
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA@	1,815,000	1,878,725
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,748,774
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	854,063
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	112,730
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3	1,325,000	1,336,329
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	568,770
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	568,770
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,026,170
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,062,535
University of North Carolina	5.000	10/01/2033	A1	340,000	348,898
University of North Carolina	5.000	10/01/2033	A1	515,000	528,478
University of North Carolina	5.000	10/01/2033	A1	115,000	118,063
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,571,850
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa1	250,000	253,590

					26,611,981
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.77% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	227,252
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	328,237
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	348,099
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,335,100
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,092,740
NC State Capital Facilities Wake Forest University	4.000	01/01/2036	Aa3	750,000	821,265
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	858,555
Scotland County NC	5.000	12/01/2033	A*	250,000	299,993
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	811,020
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	296,658
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	691,093
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,728,060
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,079,380
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	843,615
University of NC Charlottte	5.000	04/01/2038	Aa3	1,000,000	1,157,070
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,053,378
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,331,693
University of NC at Greensboro	4.000	04/01/2035	Aa3	750,000	824,108
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	548,470
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	641,801
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	539,275
University of North Carolina	5.000	10/01/2033	A1	30,000	30,769
University of North Carolina Charlotte	4.000	10/01/2035	Aa3	250,000	273,435
University of North Carolina Charlotte	4.000	10/01/2036	Aa3	250,000	271,883
Western Carolina University	5.000	10/01/2045	Aa3	825,000	961,967

					23,394,916

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE BONDS
12.88% of Net Assets
Charlotte Mecklenburg NC Hospital Health Care System	5.250%	01/15/2039	Aa3	$750,000	$779,670
Charlotte Mecklenburg NC Hospital Health Care System	5.000	01/15/2039	Aa3	1,500,000	1,686,510
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	561,820
NC State Medical Care Commission Health Care Duke University	4.000	06/01/2034	Aa2	200,000	218,678
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2	500,000	535,845
NC State Medical Care Commission Health Care Facilities Duke University	4.000	06/01/2035	Aa2	250,000	272,758
NC State Medical Care Commission Health Care Facilities Mission Health**	5.000	10/01/2036	Aa3	3,045,000	3,529,670
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2032	A2	615,000	713,234
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	867,038
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,116,020
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,885,000	2,143,547
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	226,306
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	701,509
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,135,930
NC State Medical Care Commission Wake Medical	5.000	10/01/2031	A2	1,000,000	1,136,880
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,323,858
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	426,866
New Hanover County NC Hospital New Hanover Regional Medical Center	5.000	10/01/2034	A1	500,000	590,505

					17,966,644
REFUNDING BONDS
11.05% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	2,000,000	2,339,720
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa1	840,000	964,680
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	877,950
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,478,193
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	787,524
Chatham County NC	5.000	11/01/2032	Aa2	825,000	978,714
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	111,870
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	575,320
Monroe NC Limited Obligation	5.000	03/01/2035	Aa3	390,000	456,308
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,715,000	1,994,271
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	580,018
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	565,470
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	297,435
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	565,610
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,081,640
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	539,510
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	481,984
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	149,574
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	597,635

					15,423,426
SCHOOL IMPROVEMENT BONDS
9.87% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	295,998
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	294,878
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,691,679
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,500,000	1,649,445
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	598,590

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Duplin County NC Limited Obligation	5.000%	04/01/2032	A2	$750,000	$879,285
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	235,000	272,861
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	587,895
Onslow County NC Limited Obligation	4.000	10/01/2034	Aa3	500,000	543,855
Onslow County NC Limited Obligation	4.000	10/01/2035	Aa3	500,000	541,435
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	551,185
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	594,699
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,324,733
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	884,063
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,644,240
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	414,132

					13,768,973
MUNICIPAL UTILITIES
9.83% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	587,530
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aaa	550,000	631,730
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,138,810
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,177,240
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	663,742
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	290,933
Greenville NC Combined Enterprise System Revenue	5.000	04/01/2034	Aa2	500,000	592,700
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	873,323
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,286,689
Mooresville NC Limited Obligation**	5.000	11/01/2031	AA-*	1,250,000	1,484,100
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	554,815
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	596,935
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	82,463
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	754,433
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	588,595
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,067,476
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,160,000	1,225,969
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	115,208

					13,712,691
PUBLIC FACILITIES REVENUE BONDS
5.59% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	942,849
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	378,423
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	297,298
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	592,645
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	297,269
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	112,177
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	579,485
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	591,995
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	572,660
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,672,177
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	842,055
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	921,840

					7,800,873
AIRPORT BONDS
4.92% of Net Assets
Charlotte NC Airport Revenue	5.000	07/01/2036	Aa3	250,000	299,545
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	838,075
Charlotte NC Airport Revenue	5.000	07/01/2042	Aa3	1,325,000	1,581,441
Charlotte NC Airport Revenue	4.000	07/01/2036	Aa3	500,000	544,975
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,295,920
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	253,492
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,578,820
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	473,251

					6,865,519

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.87% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2030	Aa1	$250,000	$282,153
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	283,060
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,280,642
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	704,580
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	427,269
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	382,255
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	561,560
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,697,955
Winston Salem NC Certificatesof Participation	4.750	06/01/2031	Aa1	620,000	621,283
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	555,845

					6,796,602
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.66% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	235,654
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2	500,000	554,120
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2	1,385,000	1,532,918

					2,322,692
LEASE REVENUE BONDS
1.25% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,743,405

ESCROWED TO MATURITY BONDS
.77% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,068,272

MISCELLANEOUS REVENUE BONDS
.42% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	584,930

Total Investments 98.94% of Net Assets (cost $133,053,852) (See (a) below for further explanation)					$138,060,924

Other assets in excess of liabilities 1.06%					1,482,050

Net Assets 100%					$139,542,974

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $133,051,943 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,125,081
Unrealized depreciation	(116,100)

Net unrealized appreciation	$5,008,981

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	138,060,924
Level 3	Significant Unobservable Inputs	—

$138,060,924

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $133,053,852)		$138,060,924
Cash		547,194
Receivable for fund shares sold		77,201
Interest receivable		1,406,386

Total assets		140,091,705
LIABILITIES:
Payable for:
Distributions to shareholders	369,175
Fund shares redeemed	69,088
Investment advisory fee	58,728
Transfer agent fee	25,399
Printing expense	4,521
Audit fees	3,515
Postage expense	3,327
Miscellaneous expense	3,091
Trustees fees	3,005
Registration expense	2,745
Accrued expenses	6,137

Total liabilities		548,731

NET ASSETS:
Capital		135,740,788
Accumulated net investment income		1,909
Accumulated net realized loss on investment transactions		(1,206,795)
Net unrealized appreciation in value of investments		5,007,072

Net assets at value		$139,542,974

NET ASSET VALUE, offering price and redemption price per share (12,025,928 shares outstanding; unlimited number of shares authorized; no par value)		$11.60

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$2,363,845

Expenses:
Investment advisory fee	341,507
Transfer agent fee	87,372
Professional fees	17,193
Trustees fees	9,359
Custodian expense	9,358
Other expenses	28,736

Total expenses	493,525
Fees waived by Adviser	(2,231)
Custodian expense reduction	(250)

Net expenses	491,044

Net investment income	1,872,801

Realized and unrealized gain on investments:
Net realized gain	26,173
Net change in unrealized appreciation/depreciation	1,193,919

Net realized and unrealized gain on investments	1,220,092

Net increase in net assets resulting from operations	$3,092,893

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$1,872,801	$3,995,410
Net realized gain/(loss) on investments	26,173	(670,190)
Net change in unrealized appreciation/depreciation	1,193,919	(6,216,146)

Net increase/(decrease) in net assets resulting from operations	3,092,893	(2,890,926)
Distributions from net investment income	(1,872,636)	(3,995,046)
Net fund share transactions (Note 4)	(949,395)	(4,188,962)

Total increase/(decrease)	270,862	(11,074,934)
Net assets:
Beginning of year	139,272,112	150,347,046

End of period	$139,542,974	$139,272,112

Accumulated Net Investment Income	$1,909	$1,744

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.50		$12.02	$11.53	$11.54	$11.31	$11.59

Income from investment operations:
Net investment income	0.16		0.32	0.34	0.36	0.37	0.36
Net gains/(losses) on securities	0.10		(0.52)	0.49	(0.01)	0.24	(0.26)

Total from investment operations	0.26		(0.20)	0.83	0.35	0.61	0.10
Less distributions:
Distributions from net investment income	(0.16)		(0.32)	(0.34)	(0.36)	(0.37)	(0.36)
Distributions from capital gains	0.00		0.00	0.00	0.00	(0.01)	(0.02)

Total distributions	(0.16)		(0.32)	(0.34)	(0.36)	(0.38)	(0.38)

Net asset value, end of period	$11.60		$11.50	$12.02	$11.53	$11.54	$11.31

Total return	2.23%	(b)	(1.68)%	7.28%	3.00%	5.57%	0.76%
Net assets, end of period (in thousands)	$139,543		$139,272	$150,347	$123,717	$98,879	$95,127
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.69%	0.70%	0.71%	0.72%	0.71%
Ratio of gross expenses to average net assets	0.71%	(c)	0.69%	0.70%	0.71%	0.72%	0.71%
Ratio of net investment income to average net assets	2.69%	(c)	2.73%	2.87%	3.04%	3.29%	3.07%
Portfolio turnover	7.81%	(b)	11.50%	6.09%	4.56%	9.73%	3.59%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
24.60% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$216,402
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	160,940
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	136,750
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	331,983
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	727,169
Charlotte NC Certificates of Participation	5.000	12/01/2024	Aa2	250,000	299,148
Charlotte NC Certificates of Participation	5.000	12/01/2025	Aa2	100,000	121,550
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	191,412
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	103,346
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	377,177
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	143,570
Jacksonville Public Facilities Corp Limited Obligation	5.000	04/01/2025	Aa3	100,000	120,090
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	408,846
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	224,250
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	292,950
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	231,568
Rockingham County Limited Obligation**	5.000	04/01/2023	Aa3	250,000	289,530
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	115,857
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	193,116
Sampson County NC Limited Obligation	5.000	09/01/2024	A1	125,000	147,455
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	150,364
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	101,497
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	115,286

					5,200,256
PREREFUNDED BONDS
15.63% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2	420,000	426,069
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2	200,000	207,022
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3	150,000	150,185
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	435,000	455,897
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	251,530
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2	175,000	176,493
Moore County NC	5.000	06/01/2021	Aa3	200,000	215,892
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	152,919
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	46,580
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1	120,000	120,991
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	100,000	101,162
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	162,056
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	110,538
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	322,223
Onslow NC Water & Sewer**	4.250	06/01/2022	A3	150,000	151,677
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3	100,000	100,599
University of North Carolina	4.250	10/01/2021	A1	20,000	20,422
University of North Carolina	4.250	10/01/2021	A1	20,000	20,422
University of North Carolina	4.250	10/01/2021	A1	10,000	10,213
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa1	100,000	101,100

					3,303,990
MUNICIPAL UTILITY REVENUE BONDS
12.67% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	600,000	717,407
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	283,910
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	409,265
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	166,562
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	102,774
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	390,527

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC Municipal Power Agency #1 Catawba Electric	5.000%	01/01/2021	A2	$205,000	$212,071
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	A2	95,000	95,018
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	108,650
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	190,280

					2,676,464
SCHOOL IMPROVEMENT BONDS
10.13% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2	100,000	103,408
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	413,928
Cabarrus County NC Limited Obligation	5.000	06/01/2025	Aa2	200,000	241,038
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	237,182
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	154,076
New Hanover County NC	4.000	02/01/2028	Aaa	100,000	112,382
Onslow County NC Limited Obligation**	4.000	10/01/2024	Aa3	350,000	393,785
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	289,190
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	194,583

					2,139,572
PUBLIC FACILITIES REVENUE BONDS
8.02% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	600,685
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	184,234
Chatham County NC Limited Obligation**	5.000	11/01/2025	Aa2	500,000	598,950
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	310,368

					1,694,237
HOSPITAL AND HEALTHCARE BONDS
7.66% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	269,563
NC Medical Care Caromont Health	3.250	02/15/2018	A1	370,000	370,740
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	187,572
NC State Medical Care Commission Health Care Facilities**	4.000	06/01/2025	Aa2	250,000	284,880
North Carolina State Medical Care Commission Mission Health System	5.000	10/01/2024	Aa3	250,000	294,915
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A1	180,000	211,108

					1,618,778
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.10% of Net Assets
Appalachian NC State University	5.000	10/01/2025	Aa3	235,000	285,784
East Carolina University	5.000	10/01/2027	Aa2	250,000	303,835
University of NC at Greensboro	5.000	04/01/2025	Aa3	100,000	110,606
University of NC Wilmington Limited Obligation	5.000	06/01/2024	A1	265,000	311,465
University of North Carolina	4.250	10/01/2021	A1	50,000	50,983
University of North Carolina Charlotte	5.000	10/01/2025	Aa3	110,000	133,243
University of North Carolinaat Greensboro	5.000	04/01/2026	Aa3	250,000	305,105

					1,501,021
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.92% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	154,997
NC State Capital Improvement Obligation**	5.000	05/01/2021	Aa1	350,000	377,038
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	150,475
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	145,294

					827,804
ESCROWED TO MATURITY BONDS
3.17% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	137,153

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC Eastern Municipal Power Agency	6.000%	01/01/2022	AAA@	$125,000	$145,728
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	256,852
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3	100,000	100,026
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	AAA@	30,000	30,006

					669,765
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.17% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2025	A2	265,000	316,887
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	141,654

					458,541
AD VALOREM PROPERTY BONDS
1.39% of Net Assets
Smithville Township NC**	5.000	06/01/2024	A1	250,000	293,013

LEASE REVENUE BONDS
1.28% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	270,178

Total Investments 97.74% of Net Assets (cost $20,514,668) (See (a) below for further explanation)					$20,653,619

Other assets in excess of liabilities 2.26%					476,883

Net Assets 100%					$21,130,502

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $20,514,668 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$216,005
Unrealized depreciation	(77,054)

Net unrealized appreciation	$138,951

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,653,619
Level 3	Significant Unobservable Inputs	—

$20,653,619

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $20,514,668)		$20,653,619
Cash		350,283
Interest receivable		165,707

Total assets		21,169,609
LIABILITIES:
Payable for:
Distributions to shareholders	5,696
Fund shares redeemed	3,962
Investment advisory fee	6,027
Transfer agent fee	2,632
Professional fees	9,413
Pricing fees	3,422
Insurance expense	2,662
Printing expense	2,049
Trustees fees	636
Accrued expenses	2,608

Total liabilities		39,107

NET ASSETS:
Capital		21,011,310
Accumulated net realized loss on investment transactions		(19,759)
Net unrealized appreciation in value of investments		138,951

Net assets at value		$21,130,502

NET ASSET VALUE, offering price and redemption price per share (1,958,050 shares outstanding; unlimited number of shares authorized; no par value)		$10.79

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$243,895

Expenses:
Investment advisory fee	54,458
Transfer agent fee	16,095
Professional fees	5,758
Custodian expense	4,637
Pricing fees	4,033
Registration expense	3,172
Trustees fees	1,174
Other expenses	3,895

Total expenses	93,222
Fees waived by Adviser	(16,553)
Custodian expense reduction	(124)

Net expenses	76,545

Net investment income	167,350

Realized and unrealized gain/(loss) on investments:
Net realized gain	3,670
Net change in unrealized appreciation/depreciation	(114,943)

Net realized and unrealized loss on investments	(111,273)

Net increase in net assets resulting from operations	$56,077

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$167,350	$346,639
Net realized gain/(loss) on investments	3,670	(21,849)
Net change in unrealized appreciation/depreciation	(114,943)	(475,251)

Net increase/(decrease) in net assets resulting from operations	56,077	(150,461)
Distributions from net investment income	(167,350)	(346,639)
Net fund share transactions (Note 4)	(688,039)	(2,707,103)

Total decrease	(799,312)	(3,204,203)
Net assets:
Beginning of year	21,929,814	25,134,017

End of period	$21,130,502	$21,929,814

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.85		$11.05	$10.94	$11.06	$11.00	$11.23

Income from investment operations:
Net investment income	0.08		0.16	0.17	0.19	0.20	0.21
Net gains/(losses) on securities	(0.06)		(0.20)	0.11	(0.12)	0.08	(0.21)

Total from investment operations	0.02		(0.04)	0.28	0.07	0.28	0.00
Less distributions:
Distributions from net investment income	(0.08)		(0.16)	(0.17)	(0.19)	(0.20)	(0.21)
Distributions from capital gains	0.00		0.00	0.00	0.00	(0.02)	(0.02)

Total distributions	(0.08)		(0.16)	(0.17)	(0.19)	(0.22)	(0.23)

Net asset value, end of period	$10.79		$10.85	$11.05	$10.94	$11.06	$11.00

Total return	0.22%	(b)	(0.33)%	2.59%	0.60%	2.53%	(0.06)%
Net assets, end of period (in thousands)	$21,131		$21,930	$25,134	$24,463	$25,952	$26,333
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.73%	0.83%	0.83%	0.81%	0.78%
Ratio of gross expenses to average net assets	0.86%	(c)	0.82%	0.83%	0.83%	0.81%	0.78%
Ratio of net investment income to average net assets	1.55%	(c)	1.49%	1.56%	1.69%	1.80%	1.87%
Portfolio turnover	9.39%	(b)	11.15%	24.05%	9.79%	7.10%	10.19%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
35.11% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,724,546
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	295,100
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	2,325,000	2,723,110
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	114,469
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	554,095
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	592,225
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	589,815
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	2,750,000	3,219,865
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,624,152
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	901,410
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	985,014
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	893,813
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	272,038
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3	1,000,000	1,002,210
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3	740,000	741,547
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,123,170
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	586,760
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,116,490
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	292,740
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	291,685
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	264,611
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,463,938
Memphis TN Electric System Revenue	4.000	12/01/2036	Aa2	230,000	249,948
Memphis TN Gas**	4.000	12/01/2037	Aa1	1,310,000	1,428,725
Memphis TN Gas System Revenue	4.000	12/01/2033	Aa1	500,000	552,115
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	874,672
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	583,520
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	581,900
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	589,260
Metropolitan Government Nashville & Davidson County Electric**	5.000	05/15/2036	AA+*	3,085,000	3,388,931
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa3	250,000	299,778
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2030	Aa3	3,250,000	3,757,748
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	576,420
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	660,301
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa3	2,265,000	2,570,775
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	815,383
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	297,586
White House TN Utility District Robertson & Sumner Counties Water & Sewer	4.000	01/01/2030	AA+*	1,000,000	1,114,360

					39,714,225
PREREFUNDED BONDS
15.60% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	104,746
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,571,190
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	782,970
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	146,240
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,086,650
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	521,592
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,173,300
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	580,105
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,160,210
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	274,844
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	70,000	70,148
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	774,249
Manchester TN	5.000	06/01/2038	A2	20,000	21,589

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Metropolitan Government Nashville & Davidson County TN	4.750%	05/15/2028	AA+*	$460,000	$465,479
Metropolitan Government Nashville & Davidson County TN Vanderbilt University	5.000	10/01/2034	NR	210,000	222,195
Pigeon Forge TN	4.900	06/01/2028	Aa3	725,000	735,107
Pigeon Forge TN	4.900	06/01/2028	Aa3	275,000	278,941
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	557,575
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1	1,000,000	1,006,260
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	382,651
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1	1,000,000	1,011,310
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	522,760
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	237,766
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1	1,065,000	1,077,823
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	571,040
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,298,230

					17,634,970
PUBLIC FACILITIES REVENUE BONDS
11.04% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	531,800
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	797,700
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,499,700
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	931,232
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	676,444
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,712,925
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	855,392
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	663,438
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,545,081
Pigeon Forge Industrial Development Board**	5.000	06/01/2029	AA*	2,120,000	2,333,760
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	933,632

					12,481,104
HOSPITAL AND HEALTHCARE BONDS
8.96% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	Baa1	500,000	541,565
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A1	995,000	1,136,380
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,205,000	2,539,255
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,086,335
Rutherford County TN Health &Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,585,065
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	836,430
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,812,144
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2035	A1	500,000	591,630

					10,128,804
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.29% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	225,108
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2	1,150,000	1,312,460
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2	790,000	837,993
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	754,371
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2037	A1	1,030,000	1,111,617
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,129,790
TN State School Bond AuthorityHigher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,635,970
TN State School Bond AuthorityHigher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,367,920

					9,375,229

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
5.98% of Net Assets
Blount County TN	5.000%	06/01/2037	Aa2	$200,000	$236,424
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	1,000,000	1,002,830
Manchester TN	5.000	06/01/2038	A2	80,000	85,606
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	576,960
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	287,695
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,167,220
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	289,743
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	288,638
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	575,705
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	750,000	903,060
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,353,131

					6,767,012
SCHOOL IMPROVEMENT BONDS
5.19% of Net Assets
Montgomery City TN	4.000	04/01/2037	AA+*	1,920,000	2,100,096
Rhea County TN**	5.000	04/01/2029	A1	1,385,000	1,548,846
Shelby County TN	5.000	04/01/2037	Aa1	500,000	599,495
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,625,215

					5,873,652
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.92% of Net Assets
Memphis Shelby County TN PortAuthority Community Development	5.000	04/01/2035	Aa3	625,000	686,075
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	935,128
Metropolitan Government Nashville & Davidson Counties TN	4.000	07/01/2033	Aa2	1,470,000	1,625,379
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	550,650
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	634,359

					4,431,591
AIRPORT BONDS
2.30% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	943,288
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	294,403
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,359,067

					2,596,758
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.62% of Net Assets
TN Housing Development Agency	5.000	07/01/2029	Aa1	315,000	315,173
TN Housing Development Agency Homeownership Program	5.000	07/01/2029	Aa1	350,000	353,574
TN Housing Development Agency Homeownership Program	4.700	07/01/2027	Aa1	655,000	668,434
TN Housing Development Agency Homeownership Program	4.850	01/01/2025	Aa2	465,000	491,612

					1,828,793
INDUSTRIAL REVENUE BONDS
0.82% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	930,385

ESCROWED TO MATURITY BONDS
.01% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	NR	10,000	10,017

Total Investments 98.84% of Net Assets (cost $107,429,233) (See (a) below for further explanation)					$111,772,540

Other assets in excess of liabilities 1.16%					1,306,445

Net Assets 100%					$113,078,985

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2017

@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $107,429,233 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,466,649
Unrealized depreciation	(123,342)

Net unrealized appreciation	$4,343,307

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	111,772,540
Level 3	Significant Unobservable Inputs	—

$111,772,540

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017 UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $107,429,233)		$111,772,540
Cash		435,939
Receivable for fund shares sold		15,649
Interest receivable		1,345,111

Total assets		113,569,239
LIABILITIES:
Payable for:
Distributions to shareholders	229,155
Fund shares redeemed	139,265
Investment advisory fee	48,707
Transfer agent fee	12,216
Insurance expense	11,141
Registration expense	11,030
Audit fees	11,014
Legal fees	6,999
Pricing expense	5,792
Printing expense	4,449
Accrued expenses	10,486

Total liabilities		490,254

NET ASSETS:
Capital		109,366,204
Accumulated net realized loss on investment transactions		(630,526)
Net unrealized appreciation in value of investments		4,343,307

Net assets at value		$113,078,985

NET ASSET VALUE, offering price and redemption price per share (9,861,930 shares outstanding; unlimited number of shares authorized; no par value)		$11.47

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$1,913,397

Expenses:
Investment advisory fee	277,872
Transfer agent fee	70,402
Professional fees	13,815
Custodian expense	10,369
Trustees fees	5,903
Other expenses	21,369

Total expenses	399,730
Fees waived by Adviser	(6,405)
Custodian expense reduction	(276)

Net expenses	393,049

Net investment income	1,520,348

Realized and unrealized gain on investments:
Net realized gain	18,812
Net change in unrealized appreciation/depreciation	213,754

Net realized and unrealized gain on investments	232,566

Net increase in net assets resulting from operations	$1,752,914

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$1,520,348	$3,107,543
Net realized gain/(loss) on investments	18,812	(63,537)
Net change in unrealized appreciation/depreciation	213,754	(4,362,020)

Net increase/(decrease) in net assets resulting from operations	1,752,914	(1,318,014)
Distributions from net investment income	(1,520,348)	(3,107,543)
Net fund share transactions (Note 4)	4,586,817	(4,145,515)

Total increase/(decrease)	4,819,383	(8,571,072)
Net assets:
Beginning of year	108,259,602	116,830,674

End of period	$113,078,985	$108,259,602

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.44		$11.89	$11.51	$11.55	$11.27	$11.56

Income from investment operations:
Net investment income	0.16		0.33	0.34	0.36	0.37	0.36
Net gains/(losses) on securities	0.03		(0.45)	0.38	(0.04)	0.28	(0.29)

Total from investment operations	0.19		(0.12)	0.72	0.32	0.65	0.07
Less distributions:
Distributions from net investment income	(0.16)		(0.33)	(0.34)	(0.36)	(0.37)	(0.36)

Net asset value, end of period	$11.47		$11.44	$11.89	$11.51	$11.55	$11.27

Total return	1.64%	(b)	(1.03)%	6.40%	2.77%	5.86%	0.56%
Net assets, end of period (in thousands)	$113,079		$108,260	$116,831	$109,672	$104,894	$105,696
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.71%	0.70%	0.71%	0.65%
Ratio of gross expenses to average net assets	0.72%	(c)	0.71%	0.71%	0.70%	0.71%	0.69%
Ratio of net investment income to average net assets	2.73%	(c)	2.82%	2.96%	3.08%	3.25%	3.10%
Portfolio turnover	8.46%	(b)	9.27%	9.67%	7.01%	14.44%	7.37%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
22.37% of Net Assets
Blount County TN Public Building Authority	4.000%	06/01/2020	Aa2	$150,000	$155,060
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	183,407
Chattanooga TN Electric Revenue**	5.000	09/01/2021	AA+*	400,000	402,352
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	168,957
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2	50,000	50,502
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	113,017
Memphis TN General Improvement	5.000	04/01/2022	Aa2	185,000	193,044
Memphis TN General Obligation	5.000	05/01/2020	Aa2	175,000	182,823
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	148,007
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,996
Robertson County TN School	4.000	06/01/2020	Aa3	250,000	252,533
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2020	A1	400,000	402,504

					2,274,202
PUBLIC FACILITIES REVENUE BONDS
18.98% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	106,362
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	238,180
Memphis TN Center City Revenue Finance Corporation Sports Facility	5.000	02/01/2026	Aa3	100,000	116,430
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	297,358
Metropolitan Government Nashville & Davidson County TN Convention Center	3.750	07/01/2018	A1	100,000	101,170
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	222,057
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	227,789
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	116,700
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	144,670
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	193,503
Pigeon Forge Public Facilities**	5.000	06/01/2023	AA*	150,000	165,965

					1,930,184
MUNICIPAL UTILITY REVENUE BONDS
12.14% of Net Assets
Castalian Springs Bethpage TN Waterworks	3.000	01/01/2019	A+*	175,000	176,194
Chattanooga TN Electric Revenue**	5.000	09/01/2023	AA+*	250,000	292,803
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	254,473
Knoxville TN Gas Revenue	4.000	03/01/2025	Aa2	240,000	264,835
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2	125,000	129,559
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	116,303

					1,234,167
REFUNDING BONDS
11.90% of Net Assets
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	410,323
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	189,422
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	116,458
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	87,766
Rhea County TN	3.000	04/01/2018	A1	200,000	200,692
Unicoi County TN Refunding	5.250	04/01/2019	A1	200,000	205,494

					1,210,155
SCHOOL IMPROVEMENT BONDS
10.70% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	275,512
Kingsport TN General Obligation Unlimited	4.000	09/01/2028	Aa2	100,000	111,571

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lincoln County TN	5.250%	04/01/2019	Aa3	$200,000	$209,034
Rhea County TN	4.000	04/01/2025	A1	250,000	268,285
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	103,375
Sumner County TN	5.000	12/01/2025	AA+*	100,000	119,874

					1,087,651
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.91% of Net Assets
Franklin County TN Health & Educational Facilities Board**	4.000	09/01/2019	A+*	350,000	363,093
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	146,480
Shelby County TN Health Educational & Housing Facilities Board	4.000	08/01/2027	A1	225,000	249,343
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A1	100,000	112,889
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	135,989

					1,007,794
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.89% of Net Assets
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	103,107
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2027	Aa2	200,000	241,624
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	152,154

					496,885
HOSPITAL AND HEALTHCARE BONDS
2.70% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	BBB+*	265,000	274,529

STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.56% of Net Assets
TN Housing Development Agency	4.800	07/01/2024	Aa1	95,000	95,015
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1	165,000	165,464

					260,479
AIRPORT BONDS
1.08% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	110,268

Total Investments 97.23% of Net Assets (cost $9,806,945) (See (a) below for further explanation)					$9,886,314

Other assets in excess of liabilities 2.77%					281,398

Net Assets 100%					$10,167,712

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $9,806,945 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$100,496
Unrealized depreciation	(21,127)

Net unrealized appreciation	$79,369

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,886,314
Level 3	Significant Unobservable Inputs	—

$9,886,314

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $9,806,945)		$9,886,314
Cash		172,782
Interest receivable		128,581

Total assets		10,187,677
LIABILITIES:
Payable for:
Distributions to shareholders	2,438
Fund shares redeemed	3,498
Investment advisory fee	2,360
Custodian expense	2,357
Insurance expense	1,904
Pricing fees	1,586
Printing expense	1,434
Transfer agent fee	1,417
Trustees fees	219
Accrued expenses	2,752

Total liabilities		19,965

NET ASSETS:
Capital		10,316,294
Accumulated net realized loss on investment transactions		(227,951)
Net unrealized appreciation in value of investments		79,369

Net assets at value		$10,167,712

NET ASSET VALUE, offering price and redemption price per share (957,658 shares outstanding; unlimited number of shares authorized; no par value)		$10.62

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$119,278

Expenses:
Investment advisory fee	25,939
Transfer agent fee	7,782
Professional fees	4,350
Custodian expense	3,822
Registration fees	2,996
Pricing fees	2,520
Trustees fees	562
Other expenses	1,823

Total expenses	49,794
Fees waived by Adviser	(13,302)
Custodian expense reduction	(65)

Net expenses	36,427

Net investment income	82,851

Realized and unrealized gain/(loss) on investments:
Net realized gain	469
Net change in unrealized appreciation/depreciation	(76,824)

Net realized and unrealized loss on investments	(76,355)

Net increase in net assets resulting from operations	$6,496

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$82,851	$176,516
Net realized gain/(loss) on investments	469	(716)
Net change in unrealized appreciation/depreciation	(76,824)	(238,149)

Net increase/(decrease) in net assets resulting from operations	6,496	(62,349)
Distributions from net investment income	(82,851)	(176,516)
Net fund share transactions (Note 4)	(254,461)	(603,058)

Total decrease	(330,816)	(841,923)
Net assets:
Beginning of year	10,498,528	11,340,451

End of period	$10,167,712	$10,498,528

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.70		$10.93	$10.74	$10.81	$10.75	$11.01

Income from investment operations:
Net investment income	0.09		0.17	0.16	0.18	0.19	0.20
Net gains/(losses) on securities both realized and unrealized	(0.08)		(0.23)	0.19	(0.07)	0.06	(0.26)

Total from investment operations	0.01		(0.06)	0.35	0.11	0.25	(0.06)
Less distributions:
Distributions from net investment income	(0.09)		(0.17)	(0.16)	(0.18)	(0.19)	(0.20)

Net asset value, end of period	$10.62		$10.70	$10.93	$10.74	$10.81	$10.75

Total return	0.06%	(b)	(0.54)%	3.28%	0.99%	2.36%	(0.53)%
Net assets, end of period (in thousands)	$10,168		$10,499	$11,340	$11,033	$10,785	$11,021
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.75%	0.86%	0.85%	0.86%	0.86%
Ratio of gross expenses to average net assets	0.97%	(c)	0.88%	0.86%	0.85%	0.86%	0.86%
Ratio of net investment income to average net assets	1.61%	(c)	1.59%	1.47%	1.64%	1.78%	1.86%
Portfolio turnover	3.53%	(b)	10.95%	7.37%	14.32%	11.38%	20.56%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
62.51% of Net Assets
Federal Farm Credit Bank**	5.250%	10/25/2022	Aaa	$1,500,000	$1,700,855
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	410,095
Federal Farm Credit Bank**	5.840	07/20/2022	Aaa	2,650,000	3,056,268
Federal Farm Credit Bank**	5.250	05/10/2022	Aaa	2,000,000	2,250,010
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,260,372

					9,677,600
FEDERAL HOME LOAN BANK
34.95% of Net Assets
Federal Home Loan Bank	2.970	08/02/2027	Aaa	500,000	491,639
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,066,920
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	553,970
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,297,890

					5,410,419
FEDERAL NATIONAL MORTGAGE ASSOCIATION
1.60% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	225,000	246,986

Total Investments 99.06% of Net Assets (cost $14,702,208) (See (a) below for further explanation)					$15,335,005

Other assets in excess of liabilities .94%					145,355

Net Assets 100%					$15,480,360

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $14,702,208 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$640,315
Unrealized depreciation	(7,518)

Net unrealized appreciation	$632,797

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$15,335,005
Level 3	Significant Unobservable Inputs	—

$15,335,005

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $14,702,208)		$15,335,005
Cash		9,062
Interest receivable		160,570

Total assets		15,504,637
LIABILITIES:
Payable for:
Distributions to shareholders	6,422
Fund shares redeemed	4,179
Investment advisory fee	2,639
Transfer agent fee	4,410
Trustees fees	922
Accrued expenses	5,705

Total liabilities		24,277

NET ASSETS:
Capital		15,003,013
Accumulated net realized loss on investment transactions		(155,450)
Net unrealized appreciation in value of investments		632,797

Net assets at value		$15,480,360

NET ASSET VALUE, offering price and redemption price per share (1,530,600 shares outstanding; unlimited number of shares authorized; no par value)		$10.11

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$247,357

Expenses:
Investment advisory fee	15,971
Transfer agent fee	11,978
Custodian expense	4,519
Compliance fees	3,200
Registration expense	2,527
Pricing fees	2,521
Professional fees	1,956
Trustees fees	851
Other expenses	3,747

Total expenses	47,270
Custodian expense reduction	(120)

Net expenses	47,150

Net investment income	200,207

Realized and unrealized gain/(loss) on investments:
Net realized gain	3,617
Net change in unrealized appreciation/depreciation	(180,459)

Net realized and unrealized loss on investments	(176,842)

Net increase in net assets resulting from operations	$23,365

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$200,207	$405,344
Net realized gain on investments	3,617	31,817
Net change in unrealized appreciation/depreciation	(180,459)	(778,271)

Net increase/(decrease) in net assets resulting from operations	23,365	(341,110)
Distributions from net investment income	(200,207)	(405,344)
Net fund share transactions (Note 4)	50,757	(1,123,583)

Total decrease	(126,085)	(1,870,037)
Net assets:
Beginning of year	15,606,445	17,476,482

End of period	$15,480,360	$15,606,445

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.23		$10.70	$10.29	$10.25	$10.05	$10.58

Income from investment operations:
Net investment income	0.13		0.26	0.26	0.26	0.28	0.30
Net gains/(losses) on securities	(0.12)		(0.47)	0.41	0.04	0.20	(0.53)

Total from investment operations	0.01		(0.21)	0.67	0.30	0.48	(0.23)
Less distributions:
Distributions from net investment income	(0.13)		(0.26)	(0.26)	(0.26)	(0.28)	(0.30)

Net asset value, end of period	$10.11		$10.23	$10.70	$10.29	$10.25	$10.05

Total return	0.09%	(b)	(1.99)%	6.57%	2.96%	4.89%	(2.34)%
Net assets, end of period (in thousands)	$15,480		$15,606	$17,476	$18,728	$21,224	$23,395
Ratio of net expenses to average net assets (a)	0.60%	(c)	0.58%	0.53%	0.51%	0.56%	0.48%
Ratio of gross expenses to average net assets	0.60%	(c)	0.58%	0.53%	0.51%	0.56%	0.54%
Ratio of net investment income to average net assets	2.53%	(c)	2.49%	2.47%	2.54%	2.81%	2.77%
Portfolio turnover	1.06%	(b)	0.00%	0.00%	2.44%	15.33%	16.02%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
30.82% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$271,600
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	166,142
Franklin County OH ConventionFacilities Authority	6.640	12/01/2042	Aa2	240,000	309,190
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	425,000	472,566
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	265,566
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa1	750,000	831,045
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	240,703
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	82,783
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	800,092

					3,439,687
MUNICIPAL UTILITY REVENUE BONDS
28.36% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	469,825
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3	40,000	44,286
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	66,307
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	420,248
Louisville & Jefferson County KY Sewer District BABS	5.980	05/15/2040	Aa3	60,000	76,933
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	283,116
OK State Municipal Power Authority	6.310	01/01/2040	A2	195,000	246,520
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	381,786
Sedalia MO Certificates of Participation Build America**	7.300	06/01/2035	AA*	500,000	540,350
West Knox Utilities District Knox County TN Water and Sewer**	6.900	06/01/2040	AA+*	400,000	464,504
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	63,709
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	107,925

					3,165,509
SCHOOL IMPROVEMENT BONDS
14.18% of Net Assets
Armstrong School District PA Build America**	7.000	03/15/2041	AA*	750,000	842,857
CO State Building Excellent Schools Today Certificates of Participation**	7.017	03/15/2031	Aa2	400,000	451,696
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	288,138

					1,582,691
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
9.93% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	296,733
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	466,735
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	274,170
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	70,497

					1,108,135
HOSPITAL AND HEALTHCARE BONDS
4.55% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	228,682
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	278,910

					507,592
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.51% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	132,497
OK Development Finance Authority Lease Revenue	4.350	06/01/2047	AA-*	250,000	259,193

					391,690
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.87% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	320,373

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2017

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MARINA/PORT AUTHORITY BONDS
2.49% of Net Assets
Miami Dade County FL Special Obligation	7.500%	04/01/2040	Aa3	$200,000	$277,448

Total Investments 96.71% of Net Assets (cost $9,679,520) (See (a) below for further explanation)					$10,793,125

Other assets in excess of liabilities 3.29%					367,097

Net Assets 100%					$11,160,222

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $9,679,520 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,113,605
Unrealized depreciation	—

Net unrealized appreciation	$1,113,605

Other Information

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,793,125
Level 3	Significant Unobservable Inputs	—

$10,793,125

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $9,679,520)		$10,793,125
Cash		262,137
Interest receivable		127,650

Total assets		11,182,912
LIABILITIES:
Payable for:
Distributions to shareholders	12,888
Fund shares redeemed	121
Investment advisory fee	2,710
Transfer agent fee	1,376
Pricing expense	1,236
Trustees fees	990
Audit fees	881
Accrued expenses	2,488

Total liabilities		22,690

NET ASSETS:
Capital		10,086,066
Accumulated net realized loss on investment transactions		(39,449)
Net unrealized appreciation in value of investments		1,113,605

Net assets at value		$11,160,222

NET ASSET VALUE, offering price and redemption price per share (1,066,764 shares outstanding; unlimited number of shares authorized; no par value)		$10.46

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017

Net investment income:
Interest income	$311,313

Expenses:
Investment advisory fee	27,959
Transfer agent fee	8,388
Custodian expense	4,033
Professional fees	3,124
Registration expense	2,505
Trustees fees	591
Miscellaneous expense	253
Other expenses	4,304

Total expenses	51,157
Fees waived by Adviser	(11,902)
Custodian expense reduction	(108)

Net expenses	39,147

Net investment income	272,166

Realized and unrealized gain/(loss) on investments:
Net realized gain	—
Net change in unrealized appreciation/depreciation	(19,196)

Net realized and unrealized loss on investments	(19,196)

Net increase in net assets resulting from operations	$252,970

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended December 31, 2017 and the year ended June 30, 2017	UNAUDITED

	Six Months Ended 12/31/2017	Year Ended 06/30/2017
Operations:
Net investment income	$272,166	$544,940
Net realized loss on investments	—	(4,449)
Net change in unrealized appreciation/depreciation	(19,196)	(462,915)

Net increase in net assets resulting from operations	252,970	77,576
Distributions from net investment income	(272,166)	(544,940)
Distributions from capital gains	—	(74,266)
Net fund share transactions (Note 4)	142,463	(601,874)

Total increase/(decrease)	123,267	(1,143,504)
Net assets:
Beginning of year	11,036,955	12,180,459

End of period	$11,160,222	$11,036,955

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2017		For the years ended June 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.48		$10.98	$10.53	$10.57	$10.45	$10.82

Income from investment operations:
Net investment income	0.26		0.47	0.50	0.52	0.51	0.51
Net gains/(losses) on securities	(0.02)		(0.43)	0.45	(0.04)	0.18	(0.36)

Total from investment operations	0.24		0.04	0.95	0.48	0.69	0.15
Less distributions:
Distributions from net investment income	(0.26)		(0.47)	(0.50)	(0.52)	(0.51)	(0.51)
Distributions from capital gains	0.00		(0.07)	0.00	0.00	(0.06)	(0.01)

Total distributions	(0.26)		(0.54)	(0.50)	(0.52)	(0.57)	(0.52)

Net asset value, end of period	$10.46		$10.48	$10.98	$10.53	$10.57	$10.45

Total return	2.29%	(b)	0.78%	9.29%	4.49%	6.90%	1.35%
Net assets, end of period (in thousands)	$11,160		$11,037	$12,180	$11,303	$12,369	$16,006
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.62%	0.86%	0.83%	0.89%	0.83%
Ratio of gross expenses to average net assets	0.92%	(c)	0.74%	0.86%	0.83%	0.89%	0.83%
Ratio of net investment income to average net assets	4.91%	(c)	4.79%	4.71%	4.80%	4.95%	4.71%
Portfolio turnover	0.00%	(b)	11.04%	10.55%	8.45%	9.71%	9.57%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees (the “Board”). These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation Committee. The Board has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation Committee, consisting of all of the Trustees, has the day-to-day responsibility for implementing the Valuation Procedures including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization and Significant Accounting Policies, continued

unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2017, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the six months ended December 31, 2017.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the six months ended December 31, 2017. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2017, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2017 have been evaluated by the Funds’ adviser for potential impact to this report through the date the financial statements were issued. The Funds’ adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the “Adviser”) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2017, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$15,237
Kentucky Tax-Free Short-to-Medium Series	14,236
Mississippi Tax-Free Income Series	12,518
North Carolina Tax-Free Income Series	2,231
North Carolina Tax-Free Short-to-Medium Series	16,553
Tennessee Tax-Free Income Series	6,405
Tennessee Tax-Free Short-to-Medium Series	13,302
Taxable Municipal Bond Series	11,902

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc., the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15% on the first $20,000,000 of average net assets and 0.12% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the six months ended December 31, 2017, each member of the Board of Trustees received a fee of $28,000 per year plus $2,000 for each Audit Committee meeting attended. In addition, all Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees’ fees for each Fund are disclosed on the Funds’ Statement of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2017, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,621,316	$1,573,079
Kentucky Tax-Free Income Series	69,748,007	71,255,468
Kentucky Tax-Free Short-to-Medium Series	-0-	4,113,650
Mississippi Tax-Free Income Series	466,540	1,135,702
North Carolina Tax-Free Income Series	10,755,613	11,142,505
North Carolina Tax-Free Short-to-Medium Series	1,999,066	2,582,515
Tennessee Tax-Free Income Series	14,215,650	9,295,007
Tennessee Tax-Free Short-to-Medium Series	355,942	605,969
Intermediate Government Bond Series	499,125	165,492-
Taxable Municipal Bond Series	184,431	-0-

4.	Capital Shares

As of December 31, 2017 and June 30, 2017, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	119,940	$1,476,517	211,677	$2,648,793
Shares reinvested	14,572	179,376	32,007	394,549
Shares redeemed	(116,353)	(1,433,287)	(383,910)	(4,718,605)
Net increase/(decrease)	18,159	$222,606	(140,226)	$(1,675,263)

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	6,059,060	$47,080,792	13,833,178	$108,064,745
Shares reinvested	1,092,110	8,474,772	2,206,512	17,150,787
Shares redeemed	(8,088,524)	(62,650,304)	(15,318,951)	(119,301,302)
Net increase/(decrease)	(937,354)	$(7,094,740)	720,739	$5,914,230

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

4.	Capital Shares, continued

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	641,160	$3,423,657	4,743,042	$25,162,542
Shares reinvested	64,098	341,040	137,343	732,089
Shares redeemed	(1,555,456)	(8,313,107)	(6,971,396)	(36,997,145)
Net decrease	(850,198)	$(4,548,410)	(2,091,011)	$(11,102,514)

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	24,573	$299,748	256,134	$3,117,575
Shares reinvested	4,922	59,956	9,232	111,987
Shares redeemed	(79,376)	(966,412)	(156,182)	(1,896,285)
Net increase/(decrease)	(49,881)	$(606,708)	109,184	$1,333,277

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	702,213	$8,125,213	2,229,529	$25,899,779
Shares reinvested	97,765	1,131,628	220,270	2,540,985
Shares redeemed	(882,679)	(10,206,236)	(2,852,231)	(32,629,726)
Net decrease	(82,701)	$(949,395)	(402,432)	$(4,188,962)

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	133,554	$1,449,467	408,759	$4,423,829
Shares reinvested	11,784	127,730	23,993	260,185
Shares redeemed	(208,646)	(2,265,236)	(685,824)	(7,391,117)
Net decrease	(63,308)	$(688,039)	(253,072)	$(2,707,103)

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	779,575	$8,938,475	1,098,763	$12,594,742
Shares reinvested	92,862	1,064,663	187,564	2,150,826
Shares redeemed	(472,675)	(5,416,321)	(1,647,646)	(18,891,083)
Net increase/(decrease)	399,762	$4,586,817	(361,319)	$(4,145,515)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	29,880	$319,674	139,038	$1,488,371
Shares reinvested	6,338	67,685	13,251	142,143
Shares redeemed	(59,834)	(641,820)	(208,786)	(2,233,572)
Net decrease	(23,616)	$(254,461)	(56,497)	$(603,058)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

4.	Capital Shares, continued

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	123,754	$1,262,845	81,769	$844,522
Shares reinvested	15,918	162,193	31,200	323,505
Shares redeemed	(135,059)	(1,374,281)	(220,899)	(2,291,610)
Net increase/(decrease)	4,613	$50,757	(107,930)	$(1,123,583)

TAXABLE MUNICIPAL BOND SERIES	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	37,060	$388,524	238,038	$2,532,827
Shares reinvested	18,691	195,449	40,541	430,059
Shares redeemed	(42,152)	(441,510)	(335,074)	(3,564,760)
Net increase/(decrease)	13,599	$142,463	(56,495)	$(601,874)

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2017, the Funds’ capital loss carry-forwards expire as follows:

			No Expiration
	2018	2019	Short-term	Long-term	Total
Alabama Tax Free Income Series	$—	$—	$35,043	$—	$35,043
North Carolina Tax-Free Income Series	—	—	1,232,968	—	1,232,968
North Carolina Tax-Free Short-to-Medium Series	—	—	23,429	—	23,429
Tennessee Tax-Free Income Series	371,142	—	278,197	—	649,339
Tennessee Tax-Free Short-to-Medium Series	—	—	—	228,420	228,420
Intermediate Government Bond Series	—	—	120,261	38,806	159,067

During the year ended June 30, 2017, the following Funds utilized capital loss carry-forwards as follows:

Amount
Alabama Tax-Free Income Series	$1,271
Kentucky Tax-Free Short-to-Medium Series	26,089
Intermediate Government Bond Series	31,817

During the year ended June 30, 2017, the following Funds had capital losses expire:

Amount
Kentucky Tax-Free Short-to-Medium Series	$197,887

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

6.	Federal Income Taxes, continued

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2017 as follows:

Post October Losses
Kentucky Tax-Free Income Series	$(7,852)
Kentucky Tax-Free Short-to-Medium Series	(184,790)
Taxable Municipal Bond Series	(39,449)

During the year ended June 30, 2017, as a result of permanent book to tax differences, the Funds incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. The differences are due to expiration of capital loss carryforwards and sales of market discount bonds. Net assets were not affected by these reclassifications.

	Accumulated Net Realized Gain/(Loss)	Paid In Capital	Accumulated Net Investment Income/(Loss)
Kentucky Tax-Free Income Series	$17,591	$—	$(17,591)
Kentucky Tax-Free Short-to-Medium Series	197,887	(197,887)	—
Mississippi Tax-Free Income Series	452	—	(452)
North Carolina Tax-Free Income Series	1,763	—	(1,763)

The tax character of distributions paid for the years ended June 30, 2017 and 2016 were as follows:

	2017			2016
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$839,451	$—	$—	$839,350	$—	$—
Kentucky Tax-Free Income Series	30,392,350	—	393,040	31,348,902	—	258,021
Kentucky Tax-Free Short-to-Medium Series	1,410,940	—	—	1,645,818	—	—
Mississippi Tax-Free Income Series	336,322	—	4,362	331,306	—	2,937
North Carolina Tax-Free Income Series	3,995,046	—	—	3,858,780	—	—
North Carolina Tax-Free Short-to-Medium Series	346,639	—	—	372,463	—	—
Tennessee Tax-Free Income Series	3,107,543	—	—	3,322,990	—	—
Tennessee Tax-Free Short-to-Medium Series	176,516	—	—	166,771	—	—
Intermediate Government Bond Series	—	405,344	—	—	445,511	—
Taxable Municipal Bond Series	—	544,940	74,266	—	545,161	—

At June 30, 2017, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation on Investments
Alabama Tax-Free Income	$—	$102,109	$—	$880,024
Kentucky Tax-Free Income	—	3,249,237	—	38,820,395
Kentucky Tax-Free Short-to-Medium	—	48,843	—	1,472,796
Mississippi Tax-Free Income	—	59,600	2,124	545,163
North Carolina Tax-Free Income	—	369,490	—	3,814,897
North Carolina Tax-Free Short-to-Medium	—	6,765	—	253,894
Tennessee Tax-Free Income	—	214,141	—	4,129,553

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

6.	Federal Income Taxes, continued

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation on Investments
Tennessee Tax-Free Short-to-Medium	$—	$2,593	$—	$156,193
Intermediate Government Bond	6,384	—	—	813,256
Taxable Municipal Bond Series	12,851	—	—	1,132,801

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	$(35,043)	$(102,109)	$844,981
Kentucky Tax-Free Income	(7,852)	(3,249,237)	38,812,543
Kentucky Tax-Free Short-to-Medium	(184,790)	(48,843)	1,288,006
Mississippi Tax-Free Income	—	(59,665)	547,222
North Carolina Tax-Free Income	(1,232,968)	(369,490)	2,581,929
North Carolina Tax-Free Short-to-Medium	(23,429)	(6,765)	230,465
Tennessee Tax-Free Income	(649,338)	(214,141)	3,480,215
Tennessee Tax-Free Short-to-Medium	(228,420)	(2,593)	(72,227)
Intermediate Government Bond	(159,067)	(6,384)	654,189
Taxable Municipal Bond Series	(39,449)	(12,851)	1,093,352

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any. However, based on experience, the Funds believe the risk of loss is remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2018, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At December 31, 2017, the Funds had an aggregate unused line of credit amount of $25,000,000. During the six months ended December 31, 2017, the average interest rate on borrowings was 4.27% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$-0-
Kentucky Tax Free Income Series	14,043
Kentucky Tax-Free Short-to-Medium Series	5,685
Mississippi Tax-Free Income Series	1,886
North Carolina Tax-Free Income Series	5,103
North Carolina Tax-Free Short-to-Medium Series	9,283
Tennessee Tax-Free Income Series	1,391
Tennessee Short-to-Medium Tax-Free Series	3,022
Intermediate Government Bond Series	9,652
Taxable Municipal Bond Series	-0-

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

8.	Line of Credit Agreement and Custodian Agreement, continued

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the six months, these credits reduced each Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2017

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in publicly traded companies
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 87	President	Annual Term; 38 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 55	Executive Vice President	Annual Term; 12 years of service	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 56	Vice President, Secretary, Treasurer	Annual Term; 19 years of service as Vice President, 17 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Vincent H. Harrison 125 South Mill Street Lexington, KY 40507 Age: 46	Assistant Secretary, Assistant Treasurer	Annual Term; 2 years of service	Vice President Dupree & Company, Inc.	N/A	N/A
Martin Dean Ultimus Fund Solutions 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Age: 53	Compliance Officer	Annual Term; First year of service	Vice President, Director of Fund Compliance Ultimus Fund Solutions, LLC (January 2016-present); Senior Vice President, Huntington Asset Services (July 2013-December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008-June 2013)	N/A	N/A
Trustees:
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 73	Trustee, Chairman	Annual Term; 15 years of service	Of Counsel (2016 to present) prior, President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 55	Trustee Chair, Nominating Committee	Annual Term 10 Years of Service	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 to present; online business support services for equestrian events); Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1998-2013; executive office space rental)	10	Advisory Board, Community Trust Bank
William A. Combs, Jr.* 111 Woodland Ave., #510 Lexington, KY 40502 Age: 77	Trustee	Annual Term; 28 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio (until 2016)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 66	Trustee Chair, Valuation Committee	Annual Term; 6 years of service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 59	Trustee Chair, Audit Committee	Annual Term; 6 years of service	Vice President for Finance and Business, Transylvania University	10	Director, Bank of the Bluegrass

*	As of July 3, 2017 William A. Combs, Jr. is an affiliated person of Dupree & Company, Inc., the Trust’s investment adviser, and is considered an “interested person” of the Trust within the meaning of section 2(a)(1a) of the 1940 Act.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2017

Trustee and officer information, continued

As of December 31, 2017, none of the Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2017, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the six months ended December 31, 2017, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the SEC’s Office of Investor Education and Advocacy (previously referred to as “SEC Public Reference Room”) may be obtained by calling 1-800-SEC-0330.

Renewal of Advisory Agreements:

In connection with a meeting held on August 23, 2017, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Dupree & Co. (the “Adviser”) and the Trust with respect to each of the Funds. In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to each Fund and its respective Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board reviewed the Adviser’s experience and the capabilities of its personnel. The Board reviewed personnel changes at the Adviser. The Adviser discussed its compliance program and its business continuity and disaster recovery plans. Taking into account the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Performance. The Board reviewed the performance of the Funds for the last 10 years, comparing the performance to various indices, peer groups and Morningstar categories. The Board and the Adviser discussed the methodology used to select the peer groups. The Board noted that each of the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series and Tennessee Tax-Free Income Series outperformed its benchmark index, peer group and Morningstar category for the 1-Year, 5-Years and 10-Years periods. The North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series each outperformed its benchmark index, peer group and Morningstar category for all periods other than the 1-Year and 5–Years periods, respectively. Likewise, the Board noted that the Tennessee Tax-Free Short-to-Medium Series outperformed its benchmark index, peer group and Morningstar category for the 10-Years period, while the Intermediate Government Bond Series outperformed its benchmark index, peer group and Morningstar category for the 5–Years and 10-Years periods. The Adviser said that the Taxable Municipal Bond Series underperformed its peer group for the 1-Year period and its benchmark index and peer group for the 5-Years period, but outperformed its benchmark index for the 1-Year period and its Morningstar category for all periods. The Adviser stated that the North Carolina Tax-Free Short-to-Medium Series and Tennessee Tax-Free Short-to-Medium Series underperformed their benchmark, the Bloomberg

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2017

Renewal of Advisory Agreements, continued

Barclays Municipal Bond Index, primarily because the modified adjusted duration of each Fund is significantly shorter than the index. The Adviser said that the Taxable Municipal Bond Series and the Intermediate Government Bond Series performed in line with expectations. The Board concluded that Fund performance was satisfactory.

Fees and Expenses. The Board reviewed the range of advisory fees paid by the Funds to Dupree and the total operating expenses of each Fund. The Board turned its attention to materials previously provided by the Adviser that compared the investment advisory fees assessed the Funds with each Fund’s peer group and the appropriate Morningstar category averages. The Board noted that the advisory fees for the Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the peer group and Morningstar category averages. The Board also noted that the advisory fees for the other Funds were higher than the peer group and Morningstar category averages, but were within the range of fees charged by the peer groups and Morningstar category. The Adviser stated that the slightly higher fees were due to the smaller size of the Funds as compared to the size of the funds comprising the peer group and Morningstar categories. Turning to total operating expenses, the Board observed that the average expense ratios for Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series and Tennessee Tax-Free Income Series were equal to or lower than the average expense ratios of the peer group and Morningstar category averages. The expense ratios of the North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series, and Taxable Municipal Bond Series were within 0.01%-0.04% of the peer group and Morningstar category averages and within the range of net expenses. The expense ratio of the Intermediate Government Bond Series was within 0.01% of the peer group average and lower than the Morningstar category average. After considering the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale. In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s unaudited income statement and balance sheet for the seven-months ending July 31, 2017, as well as the net profit margins realized on each Fund. The Adviser discussed the allocation of revenues and expenses, noting 75% of its revenues were related to its advisory work (the remaining 25% is transfer agent related). The Board noted that the existing Advisory Agreements provided for breakpoints at specified asset levels.

Profitability. Finally, the Board discussed the transfer agency fees earned by the Adviser for services provided to the Funds pursuant to the Transfer Agent and Dividend Disbursing Agent Services Agreement. The Adviser stated that the transfer agency fees it earned reflected its service to the Funds’ direct shareholders and the coordination of trading and settlement issues for all shareholders. The Board discussed the level and quality of services provided to shareholders by the Adviser. The Board also discussed the net profit margins realized by the Adviser on each Fund under the Transfer Agent and Dividend Disbursing Agent Services Agreement. After further discussion, the Board concluded the level of profit realized by the Adviser in connection with its advisory services provided to the Funds was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the Advisory Agreements was in the best interests of the shareholders of the Funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2017

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2017	Beginning Account Value July 1, 2017*	Ending Account Value December 31, 2017**	Expenses Paid During the Six Months Ended December 31, 2017
Alabama Tax-Free Income Series
Actual	.71%	$1,000.00	$1,004.39	$3.57
Hypothetical	.71	1,000.00	1,025.21	3.60
Kentucky Tax-Free Income Series
Actual	.56	1,000.00	1,007.66	2.81
Hypothetical	.56	1,000.00	1,025.21	2.84
Kentucky Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	999.65	3.56
Hypothetical	.71	1,000.00	1,025.21	3.60
Mississippi Tax-Free Income Series
Actual	.71	1,000.00	1,008.97	3.57
Hypothetical	.71	1,000.00	1,025.21	3.60
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,011.24	3.57
Hypothetical	.70	1,000.00	1,025.21	3.60
North Carolina Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,000.56	3.58
Hypothetical	.71	1,000.00	1,025.21	3.62
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	1,008.27	3.57
Hypothetical	.71	1,000.00	1,025.21	3.60
Tennessee Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,000.30	3.57
Hypothetical	.71	1,000.00	1,025.21	3.61

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2017

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2017	Beginning Account Value July 1, 2017*	Ending Account Value December 31, 2017**	Expenses Paid During the Six Months Ended December 31, 2017
Intermediate Government Bond Series
Actual	.60%	$1,000.00	$1,000.23	$3.00
Hypothetical	.60	1,000.00	1,025.21	3.04
Taxable Municipal Bond Series
Actual	.71	1,000.00	1,011.54	3.58
Hypothetical	.71	1,000.00	1,025.21	3.60

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Shareholder Meeting:

A meeting of Shareholders was held on October 24, 2017. The purpose of the meeting was (i) to elect James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, Marc A. Mathews, and Ann Rosenstein Giles as Trustees and (ii) to approve an amendment to the Trust’s Agreement and Declaration of Trust. The results of all matters voted on by shareholders at the Shareholder Meeting held October 24, 2017 were as follows:

A.	Election of Trustees:

	FOR	WITHHELD	TOTAL
James C. Baughman	110,723,642.213	1,395,133.589	112,118,775.802
William A. Combs	122,608,400.411	1,395,133.589	124,003,534.000
C. Timothy Cone	122,813,607.866	1,395,133.589	124,208,741.455
Ann Rosenstein Giles	124,014,053.144	1,395,133.589	125,409,186.733
Marc A. Mathews	112,395,877.011	1,395,133.589	113,791,010.600

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	To approve an Amendment to the Trust’s Agreement and Declaration of Trust:

	FOR	AGAINST	ABSTAIN	BROKER NON-VOTE	TOTAL
Amendment:	90,016,577.844	12,313,582.388	3,627,937.321	13,948,152.158	119,906,249.711

C.	Other business:

	FOR	AGAINST	ABSTAIN	BROKER NON-VOTE	TOTAL
Other business	89,785,630.376	12,974,880.025	3,197,587.152	13,948,152.158	119,906,249.711

Item 2. Not applicable.

Item 3. Audit Committee Financial Expert: Not applicable.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6.

(a) Included as part of item 1.

(b) Not applicable.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III

Date: February 22, 2018

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 22, 2018